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                                    [PHOTO]



                                 FIRSTHAND FUNDS
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS










                              Investor Class Shares
                                  June 30, 2002
                                   (unaudited)

                                     [PHOTO]




                                 This quarter's

                               INVESTOR NEWSLETTER

                             is available online at

                             www.firsthandfunds.com.

                      Paper copies available upon request.

CONTENTS

PERFORMANCE SUMMARY                                                            2

PRESIDENT'S LETTER                                                             3

PERFORMANCE AND PORTFOLIO DISCUSSIONS
  Firsthand Technology Value Fund(R)                                           8
  Firsthand Technology Leaders Fund                                           10
  Firsthand Technology Innovators Fund                                        12
  Firsthand Communications Fund                                               14
  Firsthand e-Commerce Fund                                                   16
  Firsthand Global Technology Fund                                            18

FINANCIAL STATEMENTS
  Portfolio of Investments
    Firsthand Technology Value Fund                                           22
    Firsthand Technology Leaders Fund                                         25
    Firsthand Technology Innovators Fund                                      27
    Firsthand Communications Fund                                             29
    Firsthand e-Commerce Fund                                                 31
    Firsthand Global Technology Fund                                          33

  Statements of Assets and Liabilities                                        36

  Statement of Operations                                                     38

  Statements of Changes in Net Assets                                         40

  Financial Highlights
    Firsthand Technology Value Fund                                           46
    Firsthand Technology Leaders Fund                                         47
    Firsthand Technology Innovators Fund                                      48
    Firsthand Communications Fund                                             49
    Firsthand e-Commerce Fund                                                 50
    Firsthand Global Technology Fund                                          51

  Notes to Financial Statements                                               52

PERFORMANCE SUMMARY
(INVESTOR CLASS SHARES)

PERIOD RETURNS (AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02)

                                        Q2 '02       YTD
FUND                                    TOTAL*      TOTAL*    1-YEAR     3-YEAR     5-YEAR
----                                    -------    -------    -------    -------    -------
FIRSTHAND TECHNOLOGY VALUE FUND(R)      -35.59%    -45.65%    -53.88%    -21.87%     -2.57%
FIRSTHAND TECHNOLOGY LEADERS FUND       -31.69%    -33.14%    -47.04%    -21.42%         *
FIRSTHAND TECHNOLOGY INNOVATORS FUND    -33.59%    -48.05%    -49.41%    -25.85%         *
FIRSTHAND COMMUNICATIONS FUND           -29.88%    -47.15%    -58.78%         *          *
FIRSTHAND E-COMMERCE FUND               -26.14%    -32.13%    -39.57%         *          *
FIRSTHAND GLOBAL TECHNOLOGY FUND        -34.82%    -37.35%    -41.45%         *          *
NASDAQ                                  -20.64%    -24.84%    -32.07%    -18.12%      0.61%
DJIA                                    -10.72%     -6.91%    -10.31%     -3.96%      5.58%
S&P 500                                 -13.40%    -13.16%    -17.99%     -9.18%      3.67%

RETURNS SINCE INCEPTION (AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02)

                                                AVERAGE ANNUAL
FUND (INCEPTION DATE)                            TOTAL RETURN    NASDAQ    S&P 500     DJIA
---------------------                            ------------    ------    -------    ------
FIRSTHAND TECHNOLOGY VALUE FUND(R)(5/20/94)**        16.27%       9.36%     11.96%    13.92%
FIRSTHAND TECHNOLOGY LEADERS FUND (12/10/97)          5.56%      -1.95%      1.65%     4.83%
FIRSTHAND TECHNOLOGY INNOVATORS FUND (5/20/98)        3.30%      -5.22%     -1.46%     2.20%
FIRSTHAND COMMUNICATIONS FUND (9/30/99)             -46.68%     -20.26%     -7.83%    -2.37%
FIRSTHAND E-COMMERCE FUND (9/30/99)                 -41.62%     -20.26%     -7.83%    -2.37%
FIRSTHAND GLOBAL TECHNOLOGY FUND (9/29/00)          -47.49%     -40.67%    -18.05%    -6.14%

*    NOT ANNUALIZED.
** FIRSTHAND TECHNOLOGY VALUE FUND COMMENCED OPERATIONS ON MAY 20, 1994; THE SEC EFFECTIVE DATE FOR FIRSTHAND TECHNOLOGY VALUE FUND IS DECEMBER 15, 1994. FIRSTHAND TECHNOLOGY VALUE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE EFFECTIVE DATE IS 15.08%.

RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND INCLUDE ALL FUND EXPENSES BUT DO NOT REFLECT THE IMPACT OF TAXES. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE "RELATIVE PERFORMANCE" CHARTS ON THE FOLLOWING PAGES ASSUME AN INITIAL INVESTMENT OF $10,000 AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND
INCLUDE ALL FUND EXPENSES. THE HYPOTHETICAL CHARTS AND THE PERFORMANCE TABLES ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE DOW JONES INDUSTRIAL AVERAGE (DJIA) IS A GROUP OF 30 STOCKS TRACKED BY THE DOW JONES COMPANY. THE NASDAQ COMPOSITE INDEX (NASDAQ) IS A CAPITALIZATION-WEIGHTED INDEX OF ALL COMMON STOCKS LISTED WITH NASDAQ. THE STANDARD & POOR'S 500 INDEX (S&P 500) IS A MARKET-WEIGHTED INDEX OF 500 STOCKS OF WELL-ESTABLISHED COMPANIES. EACH INDEX REPRESENTS AN UNMANAGED, BROAD-BASED BASKET OF STOCKS. THESE INDICES ARE TYPICALLY USED AS BENCHMARKS FOR OVERALL MARKET PERFORMANCE. THE LIPPER SCIENCE AND TECHNOLOGY FUND INDEX INCLUDES THE LARGEST 30 MUTUAL FUNDS IN THE GROUP, WHICH, BY PROSPECTUS OR PORTFOLIO PRACTICE, INVEST AT LEAST 80% OF THEIR EQUITY PORTFOLIOS IN SCIENCE AND TECHNOLOGY STOCKS.

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




















                               PRESIDENT'S LETTER




















                                                     2002 Semi-Annual Report | 3

                            DEAR FELLOW SHAREHOLDERS,

[PHOTO]

The most significant observation I can share with you is that things are getting better in the real world, despite what the stock market has been telling us. In fact, we have been seeing two distinctly different pictures: improving fundamentals from our companies and deteriorating psychology on Wall Street.

Paradoxically, one of the investment community's greatest concerns is its own state of mind. How did investor confidence become so shattered, and how can it be restored? While many of us felt that the market could absorb SOME bad news, none of us could have contemplated the combined effects of the dot-com bubble, the telecom bubble, a recession, multiple forms of domestic terrorism, an open-ended war, potential disruption of our energy supplies, and a worldwide escalation in political tensions. Add to all of that the revelations of corporate misconduct and outright fraud, and it's easy to see why so many investors have simply thrown in the towel. People don't know whom or what to believe anymore; most wonder what will go wrong next.

Today's worry notwithstanding, we find it much easier to foresee a gradual easing of the current fear and pessimism than to envision it getting worse. After all, when was the last time you were this skeptical about so many things? About the stock market? How much more disillusioned can we get?

But a return of confidence must be built on something real - people need to feel better about companies before they can feel better about stocks. The current economic debate centers on the question of whether we are in the midst of a "double dip" recession or a stalled recovery. That's actually good news for two reasons. First, that it's debatable to begin with, and not a certainty; second,

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
because we wouldn't be asking ourselves that question were we not already experiencing some measure of recovery.

We believe that the current, albeit weak, recovery will gradually gain strength and that technology will continue to play an integral role in shaping our society. We also think that certain areas of technology will recover sooner than others. For example, consumer electronics and government IT spending are driving much of the economic growth right now, whereas telecom and corporate IT spending, which fueled much of the last boom, are likely to experience a much slower rebound. At Firsthand, translating the macro picture into portfolio strategy means emphasizing a different roster of companies than the familiar names of the '90s. We discuss some of these changes in the pages that follow.

It's been said that in the short run, the stock market is a voting machine, comparing the number of buyers and sellers at a moment in time, but in the long run, it's a weighing machine. That while investors' emotions can have a volatile short-term influence on the market, long-term results are based on companies' true worth. The prevailing pessimism has been self-fulfilling for a while now, but eventually new buyers will be drawn by attractive valuations on solid fundamentals. Given time, markets work.

Our plan is to own quality companies in improving situations, and we feel confident that it's only a matter of time until the market acknowledges the improving fundamentals in the technology sector.


Sincerely,

                                        /s/ Kevin Landis

                                        Kevin Landis
                                        President and Chief Executive Officer

                                                     2002 Semi-Annual Report | 5

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
                      PERFORMANCE AND PORTFOLIO DISCUSSIONS




                       Firsthand Technology Value Fund (R)

                        Firsthand Technology Leaders Fund

                      Firsthand Technology Innovators Fund

                          Firsthand Communications Fund

                            Firsthand e-Commerce Fund

                        Firsthand Global Technology Fund


                                                     2002 Semi-Annual Report | 7

FIRSTHAND TECHNOLOGY VALUE FUND
PERFORMANCE AND PORTFOLIO DISCUSSION
--------------------------------------------------------------------------------

For the six months ending June 30, 2002, Firsthand Technology Value Fund (TVFQX) posted a 45.65% loss, versus a 24.84% decline for the Nasdaq Composite Index and a 32.67% loss for the Lipper Science and Technology Fund Index.

In the first half of 2002, we positioned the Fund to benefit from the economic recovery that was underway, but positive economic data has yet to inspire much confidence among technology investors. Our emphasis on defense-related technology firms has helped the Fund so far this year. The Fund's top holding, Raytheon (RTN), benefited from an increase in demand for smart weapons, such as air-to-air and air-to-ground tactical missiles and surveillance equipment.
Similarly, ITT Industries (ITT) saw its stock rise thanks to its strength in defense electronics and services. While most of the government's defense budget will likely go to the large traditional military contractors, we believe some of it will find its way to the smaller specialized tech companies. One such company is Herley Industries (HRLY). Herley is utilizing its microwave technology to develop and manufacture communication systems for the defense and aerospace industries.

Additionally,  some software stocks  including Adobe Systems (ADBE) and Websense
(WBSN) held up better than their peers. These companies were able to successfully manage their way through a tough spending environment by offering their customers a relatively low-cost, easy-to-implement product.

Among the biggest disappointments during the first half of the year was PeopleSoft (PSFT). After a moderate increase in 2001, corporate spending on enterprise software tightened in the first quarter, damaging the near-term outlook for the company. PeopleSoft's earnings shortfall in Q1 signaled trouble for the entire software industry, as customers grew cautious with expenditures and began postponing orders

RELATIVE PERFORMANCE:

               FIRSTHAND TECHNOLOGY VALUE FUND VS. MARKET INDICES

                          Inception Date May 20, '94*

                         TVFQX        NASDAQ        DJIA       S&P 500
                         -----        ------        ----       -------
                          9190         9706         9666         9768
                          9430         9929        10045        10088
                         10510        10527        10489        10502
                         11200        10510        10320        10246
                         12170        10690        10504        10475
                         11830        10316        10094        10094
          Dec '94        12530        10339        10372        10244
                         12412        10386        10407        10509
                         13215        10926        10905        10919
                         13333        11260        11325        11241
                         14436        11634        11778        11572
                         14543        11930        12217        12034
                         15742        12890        12487        12314
                         17980        13832        12913        12722
                         19212        14103        12691        12754
                         20679        14435        13206        13293
                         20047        14335        13122        13245
                         20294        14663        14053        13827
          Dec '95        20194        14577        14194        14093
                         20063        14687        14976        14573
                         21454        15255        15274        14708
                         21585        15273        15581        14849
                         26984        16513        15539        15068
                         30751        17251        15801        15457
                         27970        16444        15855        15516
                         26316        14997        15519        14830
                         27400        15845        15817        15143
                         30291        17035        16594        15996
                         29251        16962        17023        16437
                         32786        17952        18470        17679
          Dec '96        32422        17934        18293        17329
                         34915        19170        19337        18411
                         31886        18189        19579        18556
                         29438        16980        18771        17793
                         31039        17532        19998        18856
                         38053        19484        20972        20004
                         38713        20075        21974        20900
                         43857        22195        23565        22563
                         42281        22110        21898        21299
                         42466        23487        22855        22465
                         38142        22211        21418        21715
                         37311        22316        22576        22720
          Dec '97        34519        21907        22854        23110
                         35791        22591        22857        23366
                         39036        24700        24769        25051
                         39897        25609        25538        26334
                         42666        26074        26314        26599
                         36995        24832        25902        26142
                         37802        26459        26085        27204
                         35020        26154        25897        26914
                         26385        20949        22037        23023
                         33020        24768        25166        26490
                         38199        27268        26771        28096
                         42703        30681        26997        29715
          Dec '98        49007        35067        27528        30958
                         43577        32027        27441        29995
                         48398        34468        28895        31196
                         56094        35616        31868        32404
                         61961        34612        31262        31638
                         71246        37645        32517        33393
                         75379        36985        31599        32350
                         80703        38408        32190        32189
                         81114        38513        30766        31307
                         86650        41609        31952        33288
                         98756        46806        32454        33966
                        124009        57105        34341        35966
          Dec '99       132435        55300        32694        34159
                        185904        65923        30323        33513
                        174547        64194        32743        36791
                        155406        54202        32196        35685
                        137967        47755        31628        34952
                        156722        55700        31440        35814
                        144926        52908        31683        35254
                        179874        59089        33846        37444
                        168229        51603        32183        35467
                        149173        47348        33171        35317
                        104486        36512        31564        32533
          Dec '00       111642        34731        32719        32692
                        127277        38984        33054        33852
                         78553        30261        31936        30765
                         64960        25889        30087        28816
                         78779        29776        32724        31055
                         74888        29704        33345        31263
                         73687        30418        32112        30503
                         67183        28534        32210        30202
                         59749        25421        30538        28312
                         44218        21110        27179        26026
                         53050        23810        27911        26522
                         61791        27203        30383        28557
          Dec '01        62525        27492        30939        28807
                         60175        27269        30659        28387
                         47306        24419        31305        27839
                         52763        26035        32256        28887
                         44048        23823        30867        27135
                         41001        22807        30890        26935
          Jun '02        33983        20662        28800        25017

* SEC effective date is 12/15/94.

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.

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
FIRSTHAND TECHNOLOGY VALUE FUND HOLDINGS BY INDUSTRY*

[PIE CHART]

OTHER ELECTRONICS         1.7%
NET CASH                  2.1%
PHOTONICS                 2.6%
HEALTH CARE               6.2%
EDA                       7.6%
NETWORKING                7.7%
DEFENSE & AEROSPACE      11.6%
SERVICES                  1.7%
COMPUTERS                 1.2%
COMMUNICATIONS            0.7%
PERIPHERALS               0.3%
SEMICONDUCTORS           24.4%
SOFTWARE                 19.6%
COMM EQUIP               12.6%

* BASED ON PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2002.

indefinitely. Another company that felt the effects of a spending slowdown was Wind River Systems (WIND). The company stumbled as a result of its dependence on the ailing telecom sector for revenue. Our exposure to communication chipmakers has continued to weigh heavily on the Fund as holdings such as Applied Micro Circuits (AMCC), Vitesse Semiconductor (VTSS), TranSwitch (TXCC), and Skyworks Solutions (SWKS) have struggled with weakness in their end markets.

Our biotechnology exposure also hurt Fund performance as the sector experienced a rash of product failures and delays by the FDA. Our holdings in Abgenix
(ABGX), Invitrogen (IVGN), and Medarex (MEDX) were not spared the pain felt by the sector.

We have seen technology fundamentals begin to reflect the results of the improving economic data and we must stay aggressively positioned for the Fund to participate fully in a technology recovery. While that may increase volatility in the near-term, we believe it is ill-advised to bet against the economy at this time. While corporate IT spending remains sluggish, we are impressed by the resilience of the U.S. consumer and the sustained strength of government spending during the economic slowdown. The Fund will maintain an increased exposure to these two areas as appropriate.

                                                     2002 Semi-Annual Report | 9

FIRSTHAND TECHNOLOGY LEADERS FUND
PERFORMANCE AND PORTFOLIO DISCUSSION
--------------------------------------------------------------------------------

For the six months ending June 30, 2002, Firsthand Technology Leaders Fund (TLFQX) posted a 33.14% loss, versus a 24.84% decline for the Nasdaq Composite Index and a 32.67% loss for the Lipper Science and Technology Fund Index.

Despite the general decline among tech stocks this year, some segments within the technology sector have performed quite well. One segment that emerged as a winner during the first half of 2002 was defense electronics. Companies such as Raytheon (RTN), maker of military electronics and missile systems, rose despite adverse market conditions. We anticipate defense stocks will continue to shine during this otherwise gloomy time for technology. The Fund was also able to limit its losses with investments in semiconductor and semiconductor equipment companies. Encouraging data gave investors newfound optimism that the industry was emerging from its doldrums. This news helped semiconductor-related companies including Synopsys (SNPS), KLA-Tencor (KLAC), Applied Materials (AMAT), and ASML Holding (ASML) to outperform the broader market during the first half of 2002.

On the down side, concerns over stagnant subscriber growth, softness in online advertising, and recent management departures dropped AOL Time Warner (AOL) stock to levels not seen since before the merger in January 2001. Another first-half disappointment was QUALCOMM (QCOM). While QCOM exited the cell phone manufacturing business some time ago, it nonetheless felt the ill effects of slowing sales in the wireless industry. However, the company still licenses its code division multiple access (CDMA) technology to the wireless industry, and we believe new services and features will help drive a wireless consumer upgrade cycle that should directly benefit the company. Other stocks that suffered as a result of their sizable exposure to

RELATIVE PERFORMANCE:

              FIRSTHAND TECHNOLOGY LEADERS FUND VS. MARKET INDICES

                          Inception Date Dec 10, '97

                               TLFQX   NASDAQ    DJIA   S&P 500
                               -----   ------    ----   -------

                Dec '97        10070    9695     9836     9955
                               11070    9997     9837    10065
                               12150   10930    10660    10791
                               12190   11333    10991    11344
                               13151   11538    11326    11458
                               12141   10989    11148    11261
                Jun '98        12922   11709    11227    11718
                               13685   11574    11146    11594
                               10822    9270     9484     9918
                               11291   10478     9881    10553
                               13861   10961    10831    11411
                               15811   12067    11522    12103
                Dec '98        17942   13577    11619    12800
                               20772   15518    11848    13336
                               18772   14173    11811    12921
                               21832   15253    12436    13438
                               22702   15761    13716    13959
                               22072   15317    13455    13629
                Jun '99        26372   16659    13995    14385
                               26702   16367    13600    13936
                               28823   16996    13855    13866
                               29431   17043    13242    13486
                               32038   18413    13752    14339
                               36849   20713    13968    14632
                Dec '99        45316   25271    14780    15493
                               43683   24472    14071    14715
                               58196   29173    13051    14436
                               58947   28408    14092    15849
                               56216   23986    13857    15372
                               48032   21133    13612    15056
                Jun '00        54198   24649    13532    15428
                               49604   23413    13636    15186
                               58670   26148    14567    16130
                               51987   22836    13852    15278
                               45090   20853    14276    15214
                               34898   16157    13585    14014
                Dec '00        34333   15369    14082    14083
                               38574   17251    14226    14582
                               25577   13391    13745    13253
                               22067   11457    12949    12413
                               27464   14084    13177    13378
                               25273   14351    13145    13467
                Jun '01        24157   13821    13461    13140
                               22057   12627    13863    13010
                               19013   11249    13144    12196
                               14163    9342    11698    11211
                               16192   10536    12013    11425
                               19358   12038    13077    12301
                Dec '01        19135   12166    13316    12409
                               19652   12067    13196    12228
                               16994   10806    13473    11992
                               18729   11521    13883    12443
                               15969   10542    13285    11689
                               14904   10093    13295    11603
                Jun '02        12794    9144    12395    10776

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.

[LOGO] FIRSTHAND

FIRSTHAND TECHNOLOGY LEADERS FUND HOLDINGS BY INDUSTRY*

[PIE CHART]

PERIPHERALS               2.5%
INTERNET                  3.5%
NETWORKING                3.7%
COMM EQUIP                4.2%
NET CASH                  5.3%
OTHER ELECTRONICS         5.5%
SERVICES                  7.4%
EDA                       8.1%
PHOTONICS                 1.5%
COMPUTERS                 1.3%
COMMUNICATIONS            0.9%
SOFTWARE                 21.4%
SEMICONDUCTORS           16.4%
SEMI EQUIP                9.2%
DEFENSE & AEROSPACE       9.1%

* BASED ON PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2002.

the telecom industry included embedded software maker Wind River Systems (WIND) and electronic systems manufacturer Flextronics International (FLEX).

We believe investors will find the relative stability of well known, blue-chip technology stocks more attractive than some of the more aggressive tech stocks during the early stages of a technology recovery. This should bode well for companies such as Cisco (CSCO), Intel (INTC), Microsoft (MSFT), and EMC (EMC). Despite the difficulties that these companies face, they still possess the knowledge, experience, and financial resources to weather the downturn and emerge more formidable. However, we do believe a changing of the guard, in terms of stock market leadership, is very possible as we emerge from the bear market. We will be keeping a close eye on what develops in order to identify new candidates leading the way.

                                                    2002 Semi-Annual Report | 11

FIRSTHAND TECHNOLOGY INNOVATORS FUND
PERFORMANCE AND PORTFOLIO DISCUSSION
--------------------------------------------------------------------------------

For the six months ending June 30, 2002, Firsthand Technology Innovators Fund (TIFQX) posted a 48.05% loss, versus a 24.84% decline for the Nasdaq Composite Index and a 32.67% loss for the Lipper Science and Technology Fund Index.

Despite the battering small-cap tech stocks have taken, we remain optimistic about our portfolio holdings' growth prospects. For example, continued strength in sales of consumer electronics helped lift the performance of OmniVision
(OVTI) during the period. OmniVision's results were boosted by rising demand for its tiny, single-chip cameras for cell phones, personal digital assistants
(PDA), and automotive systems. We also added ESS Technology (ESST) to the Fund to complement our long-term position in chipmaker Zoran (ZRAN), bolstering our exposure to the rapidly growing DVD market. However, several of the Fund's top holdings were severely punished following disappointing earnings announcements. Fears of slower growth combined with increasing pricing pressure spurred a round of downgrades for flat-panel display (FPD) player Genesis Microchip (GNSS). Nevertheless, we believe that the company maintains a strong leadership position in the FPD market and that while price cuts will hurt in the near-term, they should result in greater sales volume. DSL chipmaker GlobespanVirata (GSPN) faced similar pressure after the company announced that the outlook for the rest of the year appeared to be worsening. Although the DSL market is growing globally, ongoing weakness in the U.S. telecom sector is hurting the company's sales and profit margins. Other holdings that negatively affected performance included software companies Numerical Technologies (NMTC) and Legato Systems
(LGTO),

RELATIVE PERFORMANCE:

             FIRSTHAND TECHNOLOGY INNOVATORS FUND VS. MARKET INDICES

                           Inception Date May 20, '98

                                TIFQX   NASDAQ   DJIA   S&P 500
                                -----   ------   ----   -------

                                10000   10000   10000    10000
                                10160    9637    9837     9836
                 Jun '98        11030   10269    9907    10235
                                11057   10150    9836    10126
                                 8503    8130    8369     8662
                                 8110    9189    8720     9217
                                10930    9613    9558     9967
                                13420   10582   10168    10571
                 Dec '98        16010   11907   10253    11180
                                18350   13609   10455    11648
                                16570   12429   10422    11286
                                20451   13377   10974    11737
                                21511   13822   12103    12192
                                22271   13433   11873    11904
                 Jun '99        28041   14610   12350    12564
                                28231   14354   12001    12172
                                31041   14906   12226    12111
                                32307   14947   11685    11779
                                34339   16148   12135    12525
                                39545   18165   12326    12780
                 Dec '99        50006   22162   13043    13532
                                53025   21462   12417    12853
                                79386   25584   11517    12609
                                67310   24913   12436    13843
                                57736   21035   12228    13426
                                48264   18533   12012    13151
                 Jun '00        63085   21617   11941    13475
                                55405   20533   12033    13264
                                64289   22932   12855    14088
                                56367   20027   12223    13345
                                45578   18375   12598    13288
                                28427   14170   11988    12240
                 Dec '00        31031   13479   12427    12301
                                36438   15129   12554    12737
                                22955   11744   12129    11575
                                18273   10047   11427    10842
                                20862   11556   12428    11685
                                21546   11528   12664    11763
                 Jun '01        22592   11805   12196    11477
                                21600   11074   12233    11364
                                19225    9866   11598    10652
                                14127    8193   10323     9792
                                17347    9240   10601     9979
                                20446   10557   11539    10745
                 Dec '01        22002   10670   11751    10839
                                20178   10583   11644    10681
                                15241    9477   11890    10475
                                17213   10104   12251    10869
                                15147    9246   11723    10210
                                13443    8851   11732    10134
                 Jun '02        11430    8019   10938     9413

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.

[LOGO] FIRSTHAND

FIRSTHAND TECHNOLOGY INNOVATORS FUND HOLDINGS BY INDUSTRY*

[PIE CHART]

COMMUNICATIONS            0.2%
NET CASH                  1.3%
DEFENSE & AEROSPACE       1.6%
PHOTONICS                 3.9%
SERVICES                  5.9%
NETWORKING                8.4%
SEMICONDUCTORS           44.7%
COMM EQUIP               14.9%
SOFTWARE                 10.6%
EDA                       8.5%
OTHER ELECTRONICS**       0.0%

*  BASED ON PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2002.
** REPRESENTS LESS THAN 0.05% OF HOLDINGS OF THE FUND BY INDUSTRY.

and communications equipment suppliers SpectraLink (SLNK) and Tekelec (TKLC).

While current stock prices do not reflect our enthusiasm, we believe electronic design automation (EDA) and video-on-demand (VOD) are two areas that are poised to shine. As semiconductor circuit geometries continue to shrink, EDA software plays an increasingly essential role in the chip design process. Companies such as Magma Design Automation (LAVA) and Nassda (NSDA) help reduce the time it takes to develop new chips and bring them to market. We believe VOD has the potential to become a strong growth driver for the cable industry, enabling viewers to watch movies and other select programming whenever they choose. Along with some key cable companies, we also like the equipment vendors supporting the rollout of VOD, including SeaChange International (SEAC) and Harmonic (HLIT).

One of the risks of investing in this asset class is that these stocks are usually less liquid than their large-cap counterparts and therefore tend to react more violently to company or industry developments. Despite the inherent risks, we believe technology companies have a proven ability to innovate their way out of a downturn by creating new markets. For example, just 10 years ago there were no such things as digital cameras, DVD players, PDAs, and MP3 players. Today these electronic devices are among the hottest-selling consumer items. Although investing in small caps can be trying at times, we believe the next wave of technology growth will reward patient investors.

                                                    2002 Semi-Annual Report | 13

FIRSTHAND COMMUNICATIONS FUND
PERFORMANCE AND PORTFOLIO DISCUSSION
--------------------------------------------------------------------------------

For the six months ending June 30, 2002, Firsthand Communications Fund (TCFQX) posted a 47.15% loss, versus a 24.84% decline for the Nasdaq Composite Index and a 32.67% loss for the Lipper Science and Technology Fund Index.

Recent corporate accounting scandals and several high-profile bankruptcies in the communications industry intensified the bearish sentiment during the first half of the year. In addition, communications-related companies suffered a severe decline in equipment spending, which led many investors to abandon the sector entirely. Despite the gloomy scenario, we do believe there are some compelling investment opportunities for long-term investors to be found amongst the wreckage. Unfortunately, there were not many stocks that positively contributed on an absolute basis to the Fund during the period. However, Raindance Communications (RNDC) managed to buck the downward trend as increasing demand for the company's Web and phone conferencing services drove the stock price marginally higher.

Even though our exposure to the troubled telecom carriers was limited, their effect resonated throughout the entire portfolio. Among the biggest disappointments were two companies that emerged as spin-offs from Cabletron Systems--Riverstone Networks (RSTN) and Enterasys Networks (ETS). Riverstone offers service providers networking equipment designed to improve data and voice transmission in congested metropolitan areas, while Enterasys markets its networking equipment to the enterprise market. As demand for telecom gear slackened, both companies issued profit warnings. In addition, Enterasys' stock price slid further after its accounting practices came into question. Other Fund holdings that fared poorly included wireless telephone systems firm SpectraLink
(SLNK), fiber optic component manufacturer

RELATIVE PERFORMANCE:

                FIRSTHAND COMMUNICATIONS FUND VS. MARKET INDICES

                           Inception Date Sept 30, '99

                                 TCFQX   NASDAQ   DJIA  S&P 500
                                 -----   ------   ----  -------

                  Sept '99       10000   10000   10000   10000
                                 10630   10804   10385   10633
                                 11330   12153   10549   10849
                  Dec '99        14650   14828   11162   11488
                                 16580   14359   10627   10911
                                 21940   17117   9856    10705
                  Mar '00        20300   16668   10642   11752
                                 16080   14074   10465   11398
                                 14300   12400   10280   11164
                  Jun '00        16480   14463   10219   11440
                                 14690   13738   10298   11261
                                 16740   15343   11001   11960
                  Sept '00       14510   13399   10461   11329
                                 12360   12294   10782   11281
                                  8210    9480   10259   10392
                  Dec '00         8544    9018   10635   10443
                                 10015   10122   10744   10813
                                  6348    7857   10380    9827
                  Mar '01         4766    6722    9779    9204
                                  4927    7732   10636    9920
                                  4675    7713   10838    9986
                  Jun '01         4302    7898   10437    9743
                                  4000    7409   10469    9647
                                  3345    6601    9926    9043
                  Sept '01        2690    5481    8834    8313
                                  3003    6182    9072    8472
                                  3345    7063    9875    9122
                  Dec '01         3355    7138   10056    9202
                                  3063    7081    9965    9067
                                  2257    6341   10175    8892
                  Mar '02         2529    6760   10484    9227
                                  2207    6186   10033    8668
                                  2045    5922   10040    8604
                  Jun '02         1773    5365    9361    7991

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.

[LOGO] FIRSTHAND

FIRSTHAND COMMUNICATIONS FUND HOLDINGS BY INDUSTRY*

[PIE CHART]

SERVICES                  1.7%
PHOTONICS                 4.1%
NET CASH                  4.5%
NETWORKING               15.1%
SEMICONDUCTORS           15.3%
SOFTWARE                  1.6%
INTERNET                  1.6%
COMM EQUIP               31.3%
COMMUNICATIONS           24.8%
OTHER ELECTRONICS**       0.0%

*  BASED ON PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2002.
** REPRESENTS LESS THAN 0.05% OF THE HOLDINGS OF THE FUND BY INDUSTRY.

Finisar (FNSR), and satellite equipment provider ViaSat (VSAT).

Investors' confidence in telecom's future has been severely tested, and it appears that telecom stocks may be among the last group to participate in an economic recovery. However, as communications continue to play a vital role in our daily lives, we are confident that this sector will return to prosperity when demand once again catches up with supply. We anticipate that the end result of the tremendous downdraft we have witnessed will be an industry-wide consolidation that will create a favorable landscape for the companies that survive.

                                                    2002 Semi-Annual Report | 15

FIRSTHAND E-COMMERCE FUND
PERFORMANCE AND PORTFOLIO DISCUSSION
--------------------------------------------------------------------------------

For the six months ending June 30, 2002, Firsthand e-Commerce Fund (TEFQX) posted a 32.13% loss, versus a 24.84% decline for the Nasdaq Composite Index. The Fund's performance narrowly beat that of the Lipper Science and Technology Fund Index, which declined 32.67% during the period.

After an impressive rally to close out 2001, the software industry appeared to be the technology sector's lone bright spot. However, investors soon sold off software stocks in Q1, after several unfavorable earnings pre-announcements. While corporate IT spending remains lackluster, we believe companies have not eliminated mission-critical spending. For instance, Internet security company Symantec (SYMC) and financial software supplier and disaster recovery firm SunGard Data Systems (SDS) benefited as corporations looked to protect data and initiate contingency plans against potential future disasters and virus attacks. Web publishing company Adobe Systems (ADBE) initially rose this year on positive expectations for its Photoshop design software upgrade, but was then dragged back down by the absence of IT spending. However, the company is gaining market share with other key products, including its popular Acrobat software, which formats documents to be viewed online. Adobe software has become the industry standard for Web developers and designers, enabling users to design websites and create robust content and applications for the Internet. Other software stocks that performed better than their peers included electronic transaction processor Concord EFS (CEFT) and supply chain management specialist Manhattan Associates
(MANH).

On the downside, VeriSign (VRSN) dropped significantly on concerns that its domain name business was weakening. Even though VeriSign has three other healthy divisions, the news was enough to shake investors' confidence in the

RELATIVE PERFORMANCE:

                  FIRSTHAND E-COMMERCE FUND VS. MARKET INDICES

                           Inception Date Sept 30, '99

                                 TEFQX   NASDAQ  DJIA   S&P 500
                                 -----   ------  ----   -------

                  Sept '99       10000   10000   10000   10000
                                 10750   10804   10385   10633
                                 12090   12153   10549   10849
                  Dec '99        14860   14828   11162   11488
                                 14310   14359   10627   10911
                                 17370   17117    9856   10705
                  Mar '00        15340   16668   10642   11752
                                 12330   14074   10465   11398
                                 11200   12400   10280   11164
                  Jun '00        14500   14453   10219   11440
                                 12210   13738   10298   11261
                                 13690   15343   11001   11960
                  Sept '00       12220   13399   10461   11329
                                  9720   12294   10782   11281
                                  6450    9480   10259   10392
                  Dec '00         6675    9018   10635   10443
                                  6595   10122   10744   10813
                                  4229    7857   10380    9827
                  Mar '01         3041    6722    9779    9204
                                  3605    7732   10636    9920
                                  3776    7713   10838    9986
                  Jun '01         3766    7898   10437    9743
                                  3131    7409   10469    9647
                                  2739    6601    9926    9043
                  Sept '01        2024    5481    8834    8313
                                  2648    6182    9072    8472
                                  3121    7063    9875    9122
                  Dec '01         3353    7138   10056    9202
                                  3172    7081    9965    9067
                                  2739    6341   10175    8892
                  Mar '02         3081    6760   10484    9227
                                  2658    6186   10033    8668
                                  2547    5922   10040    8604
                  Jun '02         2275    5365    9361    7991

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.

[LOGO] FIRSTHAND

FIRSTHAND E-COMMERCE FUND HOLDINGS BY INDUSTRY*

NET CASH                  8.8%
SERVICES                  9.8%
COMMUNICATIONS           11.2%
INTERNET                  7.7%
HEALTH CARE               0.3%
SOFTWARE                 62.2%

* BASED ON PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2002.

company's future. The lack of corporate IT spending was a drag on software sales in general, but it seemed to primarily affect companies that sell big-ticket items. Enterprise software was clearly the hardest hit segment of the software industry as vendors including PeopleSoft (PSFT), Siebel Systems (SEBL), Oracle
(ORCL), and SAP (SAP) performed miserably when corporations cancelled orders right before the end of Q1. This resulted in a number of earnings pre-announcements, some of which were quite dramatic. After avoiding the tech downdraft in 2001, PeopleSoft caught many by surprise with its earnings warning and the stock dropped precipitously.

We believe e-commerce is a promising investment theme that is capable of significant growth, but it will likely remain weak until we see technology spending return to normal levels. Presented with this near-term uncertainty, our strategy has been to identify companies with growth catalysts strong enough to get them through these difficult economic times, such as a new product upgrade cycle or software that increases productivity and efficiency. While technology spending overall remains soft, certain segments of the economy, such as the government and the retail sector, continue to spend money and we are re-focusing our attention in those areas. Furthermore, we believe that CRM (customer relationship management) software, security, and disaster recovery systems will remain top priorities for corporations as the economic picture brightens.

                                                    2002 Semi-Annual Report | 17

FIRSTHAND GLOBAL TECHNOLOGY FUND
PERFORMANCE AND PORTFOLIO DISCUSSION
--------------------------------------------------------------------------------

For the six months ending June 30, 2002, Firsthand Global Technology Fund (GTFQX) posted a 37.35% loss, versus a 24.84% decline for the Nasdaq Composite Index and a 32.67% loss for the Lipper Science and Technology Fund Index.

Although this year is shaping up to be another tough one for technology, we do see evidence of strength emerging in certain areas. Specifically, semiconductor and semiconductor equipment stocks were among the better-performing groups in relative terms during the period. In the wake of the worst downturn in semiconductor industry history, we believe that fundamentals now point toward a turnaround, and we have positioned the Fund to benefit from such an upturn. As inventory levels dropped to unsustainable levels, we expected business conditions to improve. And, in fact, semiconductor foundries Taiwan Semiconductor (TSM) and United Microelectronics (UMC) did benefit as capacity utilization was driven higher by an increase in orders in Q1 and Q2. This news led investors to believe the chip industry had begun its rebound, and optimism quickly spread. Other semiconductor-related companies that outperformed their peers included equipment manufacturer ASML Holding (ASML) and electronic design automation software supplier Synopsys (SNPS).

Notable laggards during the first half of the year included specialized microelectronics manufacturer Aeroflex (ARXX), British chip designer ARM Holdings (ARMHY), and communication equipment provider UTStarcom (UTSI). UTStarcom declined after a significant sale of shares by a large shareholder brought a substantial amount of short-term pressure on the stock. However, this sale does not affect the company's fundamentals, nor do we believe it hurts its future outlook.

RELATIVE PERFORMANCE:

               FIRSTHAND GLOBAL TECHNOLOGY FUND VS. MARKET INDICES

                           Inception Date Sept 29, '00

                              GTFQX   NASDAQ    DJIA  S&P 500
                              -----   ------    ----  -------

                  Sept '00    10000   10000    10000   10000
                               9890    9175    10307    9958
                               8890    7076     9808    9173
                  Dec '00      8782    6730    10166    9218
                               9766    7555    10270    9545
                               6925    5864     9923    8674
                  Mar '01      5671    5017     9349    8125
                               6584    5770    10168    8756
                               6052    5756    10361    8815
                  Jun '01      5520    5895     9978    8600
                               5299    5530    10008    8516
                               4697    4926     9489    7983
                  Sept '01     3774    4091     8445    7338
                               4346    4614     8672    7478
                               4938    5272     9441    8052
                  Dec '01      5159    5328     9613    8122
                               4968    5284     9526    8004
                               4155    4732     9727    7849
                  Mar '02      4958    5045    10023    8145
                               4286    4617     9591    7651
                               3894    4420     9598    7594
                  Jun '02      3232    4004     8949    7053

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.

[LOGO] FIRSTHAND

FIRSTHAND GLOBAL TECHNOLOGY FUND HOLDINGS BY INDUSTRY*

[PIE CHART]

COMMUNICATIONS            2.7%
NET CASH                  3.4%
SOFTWARE                  5.5%
SEMI EQUIP                5.9%
NETWORKING                7.1%
EDA                      11.4%
PERIPHERALS               1.7%
MEDIA                     1.5%
PHOTONICS                 0.8%
SERVICES                 22.3%
SEMICONDUCTORS           21.1%
COMM EQUIP               16.6%

* BASED ON PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2002.

The communications industry continues to be plagued with problems, and we closed positions in several troubled communications-related stocks during the period, including Nokia (NOK), Hybrid Networks (HYBR), and telecom giant Nippon Telegraph and Telephone (NTT). While we have not given up completely on this industry, we believe communications stocks will be among the last group to participate in an economic recovery and have reduced our exposure accordingly. While we don't anticipate a significant pickup in IT spending until corporations see an improvement in their own businesses, we believe that companies cannot postpone spending for much longer without compromising their competitive edge.

                                                    2002 Semi-Annual Report | 19

[LOGO] FIRSTHAND

                              FINANCIAL STATEMENTS
                             (Investor Class Shares)
                                  as of 6/30/02

PORTFOLIO OF                                     FIRSTHAND TECHNOLOGY VALUE FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
                                    producing    %     shares         value
--------------------------------------------------------------------------------
COMMON STOCK                                   97.9%              $ 665,186,739
(Cost $2,032,027,754)                                             -------------

COMMUNICATIONS                                  0.7%                  5,008,432
                                                                  -------------
  Intrado, Inc.                          *              258,700       5,008,432

COMMUNICATIONS EQUIPMENT                       12.6%                 85,450,620
                                                                  -------------
  Anaren Microwave, Inc. (1)             *            1,530,800      13,226,112
  CIENA Corp.                            *              645,200       2,703,388
  DMC Stratex Networks, Inc. (1)         *            4,832,036       9,712,392
  Global Locate, Inc. (2)                *            4,580,635       3,907,282
  Motorola, Inc.                                      1,999,000      28,825,580
  Powerwave Technologies, Inc.           *              913,000       8,363,080
  Radia Communications, Inc. (2)         *            4,836,274       4,836,274
  Spectrian Corp. (1)                    *              737,400       7,646,838
  Tekelec, Inc.                          *              775,800       6,229,674

COMPUTERS                                       1.2%                  7,908,786
                                                                  -------------
  Sun Microsystems, Inc.                 *            1,578,600       7,908,786

DEFENSE & AEROSPACE                            11.6%                 78,718,179
                                                                  -------------
  Herley Industries, Inc.                *              222,400       4,717,104
  ITT Industries, Inc.                                  150,000      10,590,000
  Raytheon Co.                                        1,556,100      63,411,075

ELECTRONIC DESIGN AUTOMATION                    7.6%                 51,373,687
                                                                  -------------
  Synopsys, Inc.                         *              937,305      51,373,687

HEALTH CARE                                     6.2%                 41,947,635
                                                                  -------------
  Abgenix, Inc.                          *              705,900       6,917,820
  Amgen, Inc.                            *              257,800      10,796,664
  BioMarin Pharmaceutical, Inc.          *              625,300       3,263,441
  Invitrogen Corp.                       *              400,000      12,804,000
  Medarex, Inc.                          *            1,100,500       8,165,710

NETWORKING                                      7.7%                 52,588,132
                                                                  -------------
  Caspian Networks, Inc. (2)             *            3,378,104       3,378,104
  Cisco Systems, Inc.                    *            2,207,200      30,790,440
  Enterasys Networks, Inc.               *            4,160,600       7,405,868
  McDATA Corp. - B                       *              486,700       4,331,630
  Riverstone Networks, Inc.              *            2,134,853       6,682,090

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

PORTFOLIO OF                                     FIRSTHAND TECHNOLOGY VALUE FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
(continued)                         producing    %     shares         value
--------------------------------------------------------------------------------
OTHER ELECTRONICS                               1.7%              $  11,821,800
                                                                  -------------
  Three-Five Systems, Inc.               *            1,037,000      11,821,800

PERIPHERALS                                     0.3%                  2,376,000
                                                                  -------------
  Read-Rite Corp.                        *            4,950,000       2,376,000

PHOTONICS                                       2.6%                 17,680,052
                                                                  -------------
  Celox Networks, Inc. (2)               *           13,812,153       2,500,000
  Corning, Inc.                          *            3,050,000      10,827,500
  Stratos Lightwave, Inc.                *            2,720,345       4,352,552

SEMICONDUCTORS                                 24.4%                166,003,034
                                                                  -------------
  Aeroflex, Inc.                         *            1,176,700       8,178,065
  ANADIGICS, Inc. (1)                    *            2,156,600      17,770,384
  Applied Micro Circuits Corp.           *            2,899,900      13,716,527
  ARM Holdings Plc - ADR                 *              600,000       3,912,000
  Celeritek, Inc.                        *              522,200       3,446,520
  Digi International, Inc.               *              131,990         435,699
  ESS Technology, Inc.                   *              376,800       6,609,072
  Genesis Microchip, Inc.                *               97,500         813,150
  GlobespanVirata, Inc.                  *            1,346,300       5,210,181
  Microtune, Inc.                        *              887,300       7,905,843
  PMC-Sierra, Inc.                       *            1,246,100      11,551,347
  Silicon Genesis Corp. - D (2)          *            2,117,522       7,999,998
  Skyworks Solutions, Inc.               *            1,064,300       5,906,865
  STMicroelectronics N.V. - ADR                         812,800      19,775,424
  TranSwitch Corp.                       *            3,693,000       2,363,520
  TriQuint Semiconductor, Inc.           *            2,332,400      14,950,684
  Vitesse Semiconductor Corp.            *            1,600,000       4,976,000
  Zoran Corp.                            *            1,330,500      30,481,755

SERVICES                                      1.7%                   11,276,659
                                                                  -------------
  Genuity, Inc. - A                      *              422,805       1,606,659
  SunGard Data Systems, Inc.             *              340,000       9,003,200
  TeleCommunication Systems, Inc. - A    *              333,400         666,800

SOFTWARE                                     19.6%                  133,033,723
                                                                  -------------
  Adobe Systems, Inc.                                   554,100      15,791,850
  Comverse Technology, Inc.              *              300,000       2,778,000

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 23

PORTFOLIO OF                                     FIRSTHAND TECHNOLOGY VALUE FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                                        shares/
                                    non-income         principal
(continued)                         producing    %      amount         value
-------------------------------------------------------------------------------
  Concord Communications, Inc. (1)       *            1,189,300   $  19,599,664
  i2 Technologies, Inc.                  *              148,000         219,040
  Legato Systems, Inc.                   *            4,981,000      17,931,600
  Network Associates, Inc.               *              470,000       9,056,900
  PeopleSoft, Inc.                       *            1,804,100      26,845,008
  VERITAS Software Corp.                 *              370,504       7,332,274
  Websense, Inc.                         *              707,300      18,085,661
  Wind River Systems, Inc.               *            3,072,600      15,393,726

WARRANTS                                        0.0%                        794
  (Cost $0)                                                       -------------

SEMICONDUCTORS                                  0.0%                        794
                                                                  -------------
  Silicon Genesis Corp. - D (2)          *               79,407             794

CASH EQUIVALENTS                                0.4%                  2,995,608
  (Cost $2,995,608)                                               -------------
    United States Treasury Bill 1.700% 08/01/2002     3,000,000       2,995,608

TOTAL INVESTMENT SECURITIES                    98.3%                668,183,141
  (Cost $2,035,023,362)

OTHER ASSETS IN EXCESS OF LIABILITIES           1.7%                 11,456,865
                                                                  -------------

NET ASSETS                                    100.0%              $ 679,640,006
                                                                  =============

(1) Affiliated issuer.
(2) Restricted security.
ADR American Depositary Receipts.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

PORTFOLIO OF                                   FIRSTHAND TECHNOLOGY LEADERS FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
                                    producing    %     shares         value
--------------------------------------------------------------------------------
COMMON STOCK                                   94.7%              $ 133,940,311
  (Cost $274,711,112)                                             -------------

  COMMUNICATIONS                                0.9%                  1,331,990
                                                                  -------------
    AT&T Corp.                                          124,485       1,331,990

  COMMUNICATIONS EQUIPMENT                      4.2%                  5,948,836
                                                                  -------------
    QUALCOMM, Inc.                       *              216,400       5,948,836

  COMPUTERS                                     1.3%                  1,821,335
                                                                  -------------
    Sun Microsystems, Inc.               *              363,540       1,821,335

  DEFENSE & AEROSPACE                           9.1%                 12,844,400
                                                                  -------------
    Raytheon Co.                                        315,200      12,844,400

  ELECTRONIC DESIGN AUTOMATION                  8.1%                 11,510,100
                                                                  -------------
    Synopsys, Inc.                       *              210,000      11,510,100

  INTERNET                                      3.5%                  5,001,400
                                                                  -------------
    AOL Time Warner, Inc.                *              340,000       5,001,400

  NETWORKING                                    3.7%                  5,271,705
                                                                  -------------
    Cisco Systems, Inc.                  *              377,900       5,271,705

  OTHER ELECTRONICS                             5.5%                  7,797,618
                                                                  -------------
    Agilent Technologies, Inc.           *              246,956       5,840,509
    Gemstar-TV Guide International, Inc. *              363,100       1,957,109

  PERIPHERALS                                   2.5%                  3,494,140
                                                                  -------------
    EMC Corp.                            *              462,800       3,494,140

  PHOTONICS                                     1.5%                  2,166,210
                                                                  -------------
    Corning, Inc.                        *              610,200       2,166,210

  SEMICONDUCTOR EQUIPMENT                       9.2%                 12,935,466
                                                                  -------------
    Applied Materials, Inc.              *              227,000       4,317,540
    ASML Holding N.V.                    *              130,300       1,970,136
    KLA-Tencor Corp.                     *               86,000       3,783,140
    Teradyne, Inc.                       *              121,900       2,864,650

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 25

PORTFOLIO OF                                   FIRSTHAND TECHNOLOGY LEADERS FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
(continued)                         producing    %     shares         value
--------------------------------------------------------------------------------
  SEMICONDUCTORS                               16.4%              $  23,153,205
                                                                  -------------
    Altera Corp.                         *              411,900       5,601,840
    Flextronics International Ltd.       *              398,100       2,838,453
    Intel Corp.                                         210,900       3,853,143
    PMC-Sierra, Inc.                     *              226,300       2,097,801
    Texas Instruments, Inc.                             239,950       5,686,815
    Xilinx, Inc.                         *              137,100       3,075,153

  SERVICES                                      7.4%                 10,424,369
                                                                  -------------
    ChipPAC, Inc. - A                    *              361,380       2,233,329
    Taiwan Semiconductor
      Manufacturing Co. - ADR            *              630,080       8,191,040

  SOFTWARE                                     21.4%                 30,239,537
                                                                  -------------
    Adobe Systems, Inc.                                 237,400       6,765,900
    BEA Systems, Inc.                    *              338,980       3,223,700
    Microsoft Corp.                      *              146,000       7,986,200
    Oracle Corp.                         *              520,000       4,924,400
    Siebel Systems, Inc.                 *              133,700       1,901,214
    VERITAS Software Corp.               *              137,200       2,715,188
    Wind River Systems, Inc.             *              543,500       2,722,935

CASH EQUIVALENTS                                2.8%                  3,932,750
  (Cost $3,932,750)                                               -------------
    SSgA Prime Money Market Portfolio                 3,932,750       3,932,750

TOTAL INVESTMENT SECURITIES                    97.5%                137,873,061
  (Cost $278,643,862)

OTHER ASSETS IN EXCESS OF LIABILITIES           2.5%                  3,500,204
                                                                  -------------

NET ASSETS                                    100.0%              $ 141,373,265
                                                                  =============

ADR American Depositary Receipts.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

PORTFOLIO OF                                FIRSTHAND TECHNOLOGY INNOVATORS FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
                                    producing    %     shares         value
--------------------------------------------------------------------------------
COMMON STOCK                                   98.7%              $  79,992,675
  (Cost $212,589,108)                                             -------------

  COMMUNICATIONS                                0.2%                    168,750
                                                                  -------------
    Inet Technologies, Inc.              *               25,000         168,750

  COMMUNICATIONS EQUIPMENT                     14.9%                 12,084,399
                                                                  -------------
    Harmonic, Inc.                       *              300,000       1,097,700
    NHC Communications, Inc.             *            1,035,500         545,467
    Polycom, Inc.                        *               50,700         607,893
    Powerwave Technologies, Inc.         *              340,000       3,114,400
    Radia Communications, Inc. (2)       *              663,726         663,726
    SeaChange International, Inc.        *               65,200         572,456
    SpectraLink Corp.                    *              295,000       3,138,800
    Tekelec, Inc.                        *              291,900       2,343,957

  DEFENSE & AEROSPACE                           1.6%                  1,322,400
                                                                  -------------
    EDO Corp.                                            46,400       1,322,400

  ELECTRONIC DESIGN AUTOMATION                  8.5%                  6,915,107
                                                                  -------------
    Magma Design Automation, Inc. (2)    *              273,495       4,219,244
    Nassda Corp.                         *              104,900       1,297,613
    Numerical Technologies, Inc.         *              350,000       1,398,250

  NETWORKING                                    8.4%                  6,771,827
                                                                  -------------
    Foundry Networks, Inc.               *              500,000       3,515,000
    IP Unity, Inc. (2)                   *            1,117,957       1,811,090
    Polaris Networks, Inc. (2)           *              702,152         631,937
    Riverstone Networks, Inc.            *              260,000         813,800

  OTHER ELECTRONICS                             0.0%                      8,851
                                                                  -------------
    Centerpoint Broadband
      Technologies, Inc. (2)             *               27,092           8,851

  PHOTONICS                                     3.9%                  3,121,738
                                                                  -------------
    Cielo Communications, Inc. (2)       *              842,857         295,000
    Finisar Corp.                        *              586,500       1,390,005
    Luminous Networks, Inc. (2)          *            1,522,719         568,583
    LuxN, Inc. (2)                       *              336,544         317,313
    Maple Optical Systems, Inc. (2)      *            2,110,488         550,837
    Micro Photonix Integration Corp. (2) *              348,360               0

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 27

PORTFOLIO OF                                FIRSTHAND TECHNOLOGY INNOVATORS FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
(continued)                         producing    %     shares         value
--------------------------------------------------------------------------------
  SEMICONDUCTORS                               44.7%              $  36,225,250
                                                                  -------------
    Aeroflex, Inc.                       *              414,100       2,877,995
    Applied Micro Circuits Corp.         *              400,000       1,892,000
    Clarisay, Inc. (2)                   *            2,861,519       1,824,190
    Digi International, Inc.             *              130,900         432,101
    ESS Technology, Inc.                 *               24,100         422,714
    FEI Co.                              *               54,100       1,325,991
    Genesis Microchip, Inc.              *              283,300       2,362,723
    GlobespanVirata, Inc.                *              490,000       1,896,300
    Kopin Corp.                          *              763,500       5,039,100
    NuTool, Inc. (2)                     *              533,503       2,085,996
    OmniVision Technologies, Inc.        *              248,600       3,567,410
    SanDisk Corp.                        *              199,500       2,473,800
    Silicon Genesis Corp. - C (2)        *              466,670       2,310,016
    TranSwitch Corp.                     *              554,300         354,752
    Virage Logic Corp.                   *              110,000       1,432,200
    Zoran Corp.                          *              258,750       5,927,962

  SERVICES                                      5.9%                  4,748,000
                                                                  -------------
    Innovian Corp. (2)                   *            1,500,000       3,000,000
    TeleCommunication Systems, Inc. - A  *              874,000       1,748,000

  SOFTWARE                                     10.6%                  8,626,353
                                                                  -------------
    Concord Communications, Inc.         *              239,000       3,938,720
    Legato Systems, Inc.                 *              471,400       1,697,040
    NetScreen Technologies, Inc.         *              101,100         928,098
    SpeechWorks International, Inc.      *              100,000         367,900
    Verint Systems, Inc.                 *              150,000       1,694,595

TOTAL INVESTMENT SECURITIES                    98.7%                 79,992,675
  (Cost $212,589,108)

OTHER ASSETS IN EXCESS OF LIABILITIES           1.3%                  1,025,030
                                                                  -------------

NET ASSETS                                    100.0%              $  81,017,705
                                                                  =============
(2) Restricted security.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

PORTFOLIO OF                                       FIRSTHAND COMMUNICATIONS FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
                                    producing    %     shares         value
--------------------------------------------------------------------------------
COMMON STOCK                                   95.5%              $  32,564,357
  (Cost $86,291,258)                                              -------------

  COMMUNICATIONS                               24.8%                  8,438,430
                                                                  -------------
    @Road, Inc.                          *              147,300         908,841
    Comcast Corp. - Special Class A      *               43,100       1,027,504
    General Motors Corp. - H             *               29,700         308,880
    Inet Technologies, Inc.              *               25,000         168,750
    Intrado, Inc.                        *              119,100       2,305,776
    Leap Wireless International, Inc.    *               50,000          54,000
    Metro One Telecommunications, Inc.   *               32,500         453,700
    Raindance Communications, Inc.       *               98,000         563,500
    ViaSat, Inc.                         *              154,300       1,300,749
    WebEx Communications, Inc.           *               84,700       1,346,730

  COMMUNICATIONS EQUIPMENT                     31.3%                 10,658,956
                                                                  -------------
    Anaren Microwave, Inc.               *               81,100         700,704
    ARRIS Group, Inc.                    *              100,600         442,539
    Global Locate, Inc. (2)              *            1,450,261       1,237,073
    NHC Communications, Inc.             *              670,700         353,302
    Polycom, Inc.                        *               20,100         240,999
    Powerwave Technologies, Inc.         *               46,100         422,277
    SeaChange International, Inc.        *               67,500         592,650
    SpectraLink Corp.                    *              180,000       1,915,200
    Spectrian Corp.                      *              102,300       1,060,851
    Tekelec, Inc.                        *              100,000         803,000
    UTStarcom, Inc.                      *              143,300       2,890,361

  INTERNET                                      1.6%                    548,352
                                                                  -------------
    EarthLink, Inc.                      *               81,600         548,352

  NETWORKING                                   15.1%                  5,161,631
                                                                  -------------
    Enterasys Networks, Inc.             *              257,600         458,528
    Extreme Networks, Inc.               *              197,500       1,929,575
    IP Unity, Inc. (2)                   *            1,104,265       1,788,909
    McDATA Corp. - B                     *               28,000         249,200
    Polaris Networks, Inc. (2)           *              297,848         268,063
    Riverstone Networks, Inc.            *              149,315         467,356

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 29

PORTFOLIO OF                                       FIRSTHAND COMMUNICATIONS FUND
INVESTMENTS                                            JUNE 30, 2002 (unaudited)

                                    non-income
(continued)                         producing    %     shares         value
--------------------------------------------------------------------------------
  OTHER ELECTRONICS                             0.0%              $       6,302
    Centerpoint Broadband                                         -------------
      Technologies, Inc. (2)             *               19,290           6,302

  PHOTONICS                                     4.1%                  1,402,111
                                                                  -------------
    Finisar Corp.                        *              198,700         470,919
    Luminous Networks, Inc. (2)          *              868,710         324,376
    LuxN, Inc. (2)                       *              362,757         342,028
    Maple Optical Systems, Inc. (2)      *            1,014,512         264,788
    Micro Photonix Integration Corp. (2) *              285,022               0

  SEMICONDUCTORS                               15.3%                  5,222,298
                                                                  -------------
    Aeroflex, Inc.                       *               73,900         513,605
    Clarisay, Inc. (2)                   *            2,605,306       1,660,857
    Digi International, Inc.             *               13,110          43,276
    Kopin Corp.                          *              299,100       1,974,060
    Microtune, Inc.                      *               30,000         267,300
    PMC-Sierra, Inc.                     *               50,000         463,500
    Skyworks Solutions, Inc.             *               54,000         299,700

  SERVICES                                      1.7%                    580,621
                                                                  -------------
    Genuity, Inc. - A                    *               34,795         132,221
    TeleCommunication Systems, Inc. - A  *              224,200         448,400

  SOFTWARE                                      1.6%                    545,656
                                                                  -------------
    Internet Security Systems, Inc.      *               17,800         233,536
    NetScreen Technologies, Inc.         *               34,000         312,120

CASH EQUIVALENTS                                1.7%                    568,835
  (Cost $568,835)                                                 -------------
    SSgA Prime Money Market Portfolio                   568,835         568,835

TOTAL INVESTMENT SECURITIES                    97.2%                 33,133,192
  (Cost $86,860,093)

OTHER ASSETS IN EXCESS OF LIABILITIES           2.8%                    953,512
                                                                  -------------

NET ASSETS                                    100.0%              $  34,086,704
                                                                  =============

(2) Restricted security.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

Portfolio of                                           Firsthand e-Commerce Fund
Investments                                            June 30, 2002 (unaudited)

                                    non-income
                                    producing    %      shares         value
-------------------------------------------------------------------------------
COMMON STOCK                                   91.2%              $  56,797,412
  (Cost $84,628,214)                                              -------------

COMMUNICATIONS                                 11.2%                  6,951,809
                                                                  -------------
  @Road, Inc.                            *              173,700       1,071,729
  Raindance Communications, Inc.         *              709,600       4,080,200
  WebEx Communications, Inc.             *              113,200       1,799,880

HEALTH CARE                                    0.3%                     173,505
                                                                  -------------
  Drugstore.com, Inc.                    *               64,500         173,505

INTERNET                                       7.7%                   4,784,001
                                                                  -------------
  AOL Time Warner, Inc.                  *               63,100         928,201
  EarthLink, Inc.                        *              160,000       1,075,200
  eBay, Inc.                             *               25,000       1,540,500
  FreeMarkets, Inc.                      *               70,000         989,100
  SonicWALL, Inc.                        *               50,000         251,000

SERVICES                                       9.8%                   6,100,510
                                                                  -------------
  Affiliated Computer Services, Inc. - A *               15,000         712,200
  CNET Networks, Inc.                    *              255,400         508,246
  Electronic Data Systems Corp.                          30,000       1,114,500
  PEC Solutions, Inc.                    *               75,400       1,803,568
  SkillSoft Corp.                        *               30,000         235,500
  SunGard Data Systems, Inc.             *               65,200       1,726,496

SOFTWARE                                       62.2%                 38,787,587
                                                                  -------------
  Adobe Systems, Inc.                                    85,100       2,425,350
  BEA Systems, Inc.                      *              133,100       1,265,781
  CheckFree Corp.                        *               80,000       1,251,200
  Concord EFS, Inc.                      *               94,500       2,848,230
  Digital Insight Corp.                  *               60,000         987,000
  Internet Security Systems, Inc.        *               62,200         816,064
  JDA Software Group, Inc.               *               25,300         714,978
  Macromedia, Inc.                       *              170,000       1,507,900
  Manhattan Associates, Inc.             *               59,900       1,926,384
  Mercury Interactive Corp.              *               45,500       1,044,680
  Microsoft Corp.                        *               79,900       4,370,530
  NetIQ Corp.                            *               60,500       1,369,115

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 31

Portfolio of                                           Firsthand e-Commerce Fund
Investments                                            June 30, 2002 (unaudited)

                                                        shares/
                                    non-income         principal
(continued)                         producing    %      amount         value
-------------------------------------------------------------------------------
  NetScreen Technologies, Inc.           *               52,700   $     483,786
  Oracle Corp.                           *              193,500       1,832,445
  PeopleSoft, Inc.                       *              129,800       1,931,424
  Rational Software Corp.                *              100,000         821,000
  Retalix Ltd.                           *               68,000         748,000
  Retek, Inc.                            *               62,800       1,526,040
  Siebel Systems, Inc.                   *               50,300         715,266
  Symantec Corp.                         *               72,700       2,388,195
  VeriSign, Inc.                         *               85,000         611,150
  Websense, Inc.                         *              281,700       7,203,069

CASH EQUIVALENTS                                6.6%                  4,129,151
  (Cost $4,129,151)                                               -------------

  SSgA Prime Money Market Portfolio                   2,422,064       2,422,064
  State Street Bank and Trust Company Repurchase
  Agreement, 0.850% dated 06/28/2002, to be
  repurchased at $1,707,208 on 07/01/2002,
  collateralized by $1,595,000 U.S.Treasury Bond,
  8.750% maturing 11/15/2008 (value $1,746,525)       1,707,087       1,707,087

TOTAL INVESTMENT SECURITIES                    97.8%                 60,926,563
  (Cost $88,757,365)

OTHER ASSETS IN EXCESS OF LIABILITIES           2.2%                  1,394,916
                                                                  -------------

NET ASSETS                                    100.0%              $  62,321,479
                                                                  =============

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

Portfolio of                                    Firsthand Global Technology Fund
Investments                                            June 30, 2002 (unaudited)

                                    non-income
                                    producing    %      shares         value
-------------------------------------------------------------------------------
COMMON STOCK                                   96.6%              $  28,702,684
  (Cost $55,159,777)                                              -------------


COMMUNICATIONS                                  2.7%                    801,000
                                                                  -------------
  Liberty Media Corp. - A                *               80,100         801,000

COMMUNICATIONS EQUIPMENT                       16.6%                  4,942,392
                                                                  -------------
  Alvarion Ltd.                          *              516,200         949,808
  Ceragon Networks Ltd.                  *              265,900         436,076
  NHC Communications, Inc.               *              333,800         175,835
  Telefonaktiebolaget LM Ericsson - ADR  *              150,000         216,000
  UTStarcom, Inc.                        *              156,900       3,164,673

ELECTRONIC DESIGN AUTOMATION                   11.4%                  3,370,815
                                                                  -------------
  Synopsys, Inc.                         *               61,500       3,370,815

MEDIA                                           1.5%                    458,600
                                                                  -------------
  The News Corp. Ltd.                                    20,000         458,600

NETWORKING                                      7.1%                  2,115,471
                                                                  -------------
  Cisco Systems, Inc.                    *               80,000       1,116,000
  Extreme Networks, Inc.                 *              102,300         999,471

PERIPHERALS                                     1.7%                    498,300
                                                                  -------------
  EMC Corp.                              *               66,000         498,300

PHOTONICS                                       0.8%                    237,000
                                                                  -------------
  Finisar Corp.                          *              100,000         237,000

SEMICONDUCTOR EQUIPMENT                         5.9%                  1,765,381
                                                                  -------------
  ASML Holding N.V.                      *              116,758       1,765,381

SEMICONDUCTORS                                 21.1%                  6,272,710
                                                                  -------------
  Aeroflex, Inc.                         *              140,900         979,255
  ARM Holdings Plc - ADR                 *              162,400       1,058,848
  Epcos AG - ADR                         *               18,900         621,432
  GlobespanVirata, Inc.                  *               49,400         191,178
  Kopin Corp.                            *              196,000       1,293,600
  Microchip Technology, Inc.             *               24,800         680,264

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 33

Portfolio of                                    Firsthand Global Technology Fund
Investments                                            June 30, 2002 (unaudited)

                                    non-income
(continued)                         producing    %      shares         value
-------------------------------------------------------------------------------

  PMC-Sierra, Inc.                       *               46,500   $     431,055
  Samsung Electronics Co., Ltd. - GDR    *                2,700         369,900
  STMicroelectronics N.V. - ADR                          26,600         647,178

SERVICES                                       22.3%                  6,620,494
                                                                  -------------
  Amkor Technology, Inc.                 *              205,500       1,278,210
  ChipPAC, Inc. - A                      *               72,200         446,196
  Taiwan Semiconductor
    Manufacturing Co. - ADR              *              189,706       2,466,178
  United Microelectronics Corp. - ADR    *              330,600       2,429,910

SOFTWARE                                        5.5%                  1,620,521
                                                                  -------------
  Business Objects SA - ADR              *               10,000         281,000
  Check Point Software Technologies Ltd. *               26,600         360,696
  ILOG SA - ADR                          *               41,700         235,605
  Mercury Interactive Corp.              *               14,500         332,920
  Retalix Ltd.                           *               37,300         410,300

CASH EQUIVALENTS                                3.2%                    945,133
  (Cost $945,133)                                                 -------------
    SSgA Prime Money Market Portfolio                   945,133         945,133

TOTAL INVESTMENT SECURITIES                    99.8%                 29,647,817
  (Cost $56,104,910)

OTHER ASSETS IN EXCESS OF LIABILITIES           0.2%                     56,777
                                                                  -------------
NET ASSETS                                    100.0%              $  29,704,594
                                                                  =============

ADR American Depositary Receipts.
GDR Global Depositary Receipts.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

                                    [PHOTO]

Statements of Assets and Liabilities

                                                       June 30, 2002 (unaudited)

                                                 FIRSTHAND         FIRSTHAND           FIRSTHAND
                                                 TECHNOLOGY        TECHNOLOGY          TECHNOLOGY
                                                   VALUE             LEADERS           INNOVATORS
                                                    FUND               FUND               FUND
                                               ---------------    ---------------    ---------------
ASSETS
Investment securities:
  At acquisition cost                          $ 2,035,023,362    $   278,643,862    $   212,589,108
                                               ===============    ===============    ===============
  At market value (Note 2)                     $   668,183,141    $   137,873,061    $    79,992,675
Cash                                                        --              7,405                 --
Receivable for capital shares sold                     942,300             35,240            212,402
Receivable for securities sold                      16,058,062          5,297,440          1,148,787
Receivables from dividends and interest                163,041             10,482              8,612
Deferred trustee compensation (Note 6)                  18,926             18,926             18,926
                                               ---------------    ---------------    ---------------
     TOTAL ASSETS                                  685,365,470        143,242,554         81,381,402
                                               ---------------    ---------------    ---------------
LIABILITIES
Payable for capital shares redeemed                  1,381,935            421,905            139,298
Payable for securities purchased                     3,000,000          1,179,296                 --
Payable to affiliates (Note 4)                       1,181,371            249,162            142,818
Payable for trustee compensation                        18,926             18,926             18,926
Payable to custodian                                   143,232                 --             62,655
                                               ---------------    ---------------    ---------------
     TOTAL LIABILITIES                               5,725,464          1,869,289            363,697
                                               ---------------    ---------------    ---------------
NET ASSETS                                     $   679,640,006    $   141,373,265    $    81,017,705
                                               ===============    ===============    ===============
Net assets consist of:
  Paid-in-capital                              $ 3,652,728,953    $   524,083,924    $   473,988,533
  Accumulated net investment loss                   (8,997,007)        (1,751,426)        (1,163,500)
  Accumulated net realized losses
    from security transactions                  (1,597,251,719)      (240,188,432)      (259,210,895)
  Net unrealized depreciation
    on investments                              (1,366,840,221)      (140,770,801)      (132,596,433)
                                               ---------------    ---------------    ---------------
NET ASSETS                                     $   679,640,006    $   141,373,265    $    81,017,705
                                               ===============    ===============    ===============

INVESTOR CLASS:
Net assets                                     $   679,629,910    $   141,373,265    $    81,017,705
                                               ===============    ===============    ===============
Shares of beneficial interest
  outstanding (unlimited number of
  shares authorized, no par value)                  30,310,409         11,214,281          9,511,698
                                               ===============    ===============    ===============
Net asset value, redemption price
  and offering price per share (Note 2)        $         22.42    $         12.61    $          8.52
                                               ===============    ===============    ===============

ADVISOR CLASS:
Net assets                                     $        10,096    $            --    $            --
                                               ===============    ===============    ===============
Shares of beneficial interest
  outstanding (unlimited number of
  shares authorized, no par value)                     449.523                 --                 --
                                               ===============    ===============    ===============
Net asset value, redemption price
  and offering price per share (Note 2)        $         22.46    $            --    $            --
                                               ===============    ===============    ===============

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

                                                       June 30, 2002 (unaudited)

                                                                                  FIRSTHAND
                                                 FIRSTHAND         FIRSTHAND        GLOBAL
                                              COMMUNICATIONS      E-COMMERCE      TECHNOLOGY
                                                    FUND             FUND            FUND
                                               -------------    -------------    -------------
ASSETS
Investment securities:
  At acquisition cost                          $  86,860,093    $  88,757,365    $  56,104,910
                                               =============    =============    =============
  At market value (Note 2)                     $  33,133,192    $  60,926,563    $  29,647,817
Cash                                                     703            3,435            1,643
Receivable for capital shares sold                    35,492          163,185           36,094
Receivable for securities sold                     1,089,678        2,110,326          104,630
Receivables from dividends and interest                5,877            6,890            3,966
Deferred trustee compensation (Note 6)                18,926           18,926           11,671
                                               -------------    -------------    -------------
     TOTAL ASSETS                                 34,283,868       63,229,325       29,805,821
                                               -------------    -------------    -------------
LIABILITIES
Payable for capital shares redeemed                  109,159           56,810           37,888
Payable for securities purchased                          --          727,519               --
Payable to affiliates (Note 4)                        69,079          104,591           51,668
Payable for trustee compensation                      18,926           18,926           11,671
Payable to custodian                                      --               --               --
                                               -------------    -------------    -------------
     TOTAL LIABILITIES                               197,164          907,846          101,227
                                               -------------    -------------    -------------
NET ASSETS                                     $  34,086,704    $  62,321,479    $  29,704,594
                                               =============    =============    =============
Net assets consist of:
  Paid-in-capital                              $ 500,624,398    $ 489,548,204    $ 116,987,438
  Accumulated net investment loss                   (377,979)        (686,110)        (369,054)
  Accumulated net realized losses
    from security transactions                  (412,432,814)    (398,709,813)     (60,456,697)
  Net unrealized depreciation
    on investments                               (53,726,901)     (27,830,802)     (26,457,093)
                                               -------------    -------------    -------------
NET ASSETS                                     $  34,086,704    $  62,321,479    $  29,704,594
                                               =============    =============    =============
INVESTOR CLASS:
Net assets                                     $  34,086,704    $  62,321,479    $  29,704,594
                                               =============    =============    =============
Shares of beneficial interest
  outstanding (unlimited number of
  shares authorized, no par value)                19,381,298       27,610,888        9,225,332
                                               =============    =============    =============
Net asset value, redemption price
  and offering price per share (Note 2)        $        1.76    $        2.26    $        3.22
                                               =============    =============    =============
ADVISOR CLASS:
Net assets                                     $          --    $          --    $          --
                                               =============    =============    =============
Shares of beneficial interest
  outstanding (unlimited number of
  shares authorized, no par value)                        --               --               --
                                               =============    =============    =============
Net asset value, redemption price
  and offering price per share (Note 2)        $          --    $          --    $          --
                                               =============    =============    =============

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 37

Statement of Operations

                              For the Six Months Ended June 30, 2002 (unaudited)

                                               FIRSTHAND        FIRSTHAND       FIRSTHAND
                                               TECHNOLOGY       TECHNOLOGY      TECHNOLOGY
                                                 VALUE           LEADERS        INNOVATORS
                                                  FUND             FUND            FUND
                                             -------------    -------------    -------------
INVESTMENT INCOME
  Interest                                   $     140,503    $      73,098    $      60,371
  Dividends *                                      908,698          149,245            2,784
  Other income (A)                                 122,766           38,126          173,021
                                             -------------    -------------    -------------
     TOTAL INVESTMENT INCOME                     1,171,967          260,469          236,176
                                             -------------    -------------    -------------
EXPENSES
  Investment advisory fees (Note 4)              8,135,046        1,551,255        1,076,897
  Administrative fees (Note 4)                   2,033,927          460,640          322,779
  Distribution fees-Advisor Class (Note 4)               1               --               --
                                             -------------    -------------    -------------
     TOTAL EXPENSES                             10,168,974        2,011,895        1,399,676
                                             -------------    -------------    -------------

NET INVESTMENT LOSS                             (8,997,007)      (1,751,426)      (1,163,500)
                                             -------------    -------------    -------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized losses from security
    transactions and foreign currency         (453,104,541)     (65,276,859)     (44,318,250)
  Net change in unrealized
    depreciation on investments               (162,118,037)      (7,805,106)     (46,516,972)
                                             =============    =============    =============
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS                       (615,222,578)     (73,081,965)     (90,835,222)
                                             -------------    -------------    -------------
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                     $(624,219,585)   $ (74,833,391)   $ (91,998,722)
                                             =============    =============    =============

* Net of foreign tax withholding             $          --    $      11,949    $          --
                                             =============    =============    =============

(A)  Other income includes compensation received for securities loaned.

                 see accompanying notes to financial statements

[LOGO} Firsthand

                     For the Six Months Ended June 30, 2002 (unaudited)

                                                                                    FIRSTHAND
                                                    FIRSTHAND       FIRSTHAND         GLOBAL
                                                  COMMUNICATIONS    E-COMMERCE      TECHNOLOGY
                                                       FUND            FUND            FUND
                                                   ------------    ------------    ------------
INVESTMENT INCOME
  Interest                                         $     22,229    $     40,984    $     16,238
  Dividends *                                                --          11,868          14,561
  Other income (A)                                       91,170          52,236          21,839
                                                   ------------    ------------    ------------
     TOTAL INVESTMENT INCOME                            113,399         105,088          52,638
                                                   ------------    ------------    ------------
EXPENSES
   Investment advisory fees (Note 4)                    377,983         608,614         324,378
   Administrative fees (Note 4)                         113,395         182,584          97,314
   Distribution fees-Advisor Class (Note 4)                  --              --              --
                                                   ------------    ------------    ------------
     TOTAL EXPENSES                                     491,378         791,198         421,692
                                                   ------------    ------------    ------------

NET INVESTMENT LOSS                                    (377,979)       (686,110)       (369,054)
                                                   ------------    ------------    ------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized losses from security
    transactions and foreign currency               (75,531,061)    (76,478,239)     (9,103,007)
  Net change in unrealized appreciation
    (depreciation) on investments                    42,238,950      46,048,641      (9,143,586)
                                                   ------------    ------------    ------------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS                             (32,292,111)    (30,429,598)    (18,246,593)
                                                   ============    ============    ============
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                           $(32,670,090)   $(31,115,708)   $(18,615,647)
                                                   ============    ============    ============

* Net of foreign tax withholding                   $         --    $         --    $      2,570
                                                   ============    ============    ============

(A)  Other income includes compensation received for securities loaned.

                      see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 39

Statements of Changes in Net Assets

                      For the Periods Ended June 30, 2002, and December 31, 2001

                                                                 FIRSTHAND TECHNOLOGY VALUE FUND
                                                              -------------------------------------
                                                                 Six Months             Year
                                                                   Ended                Ended
                                                                  6/30/02              12/31/01
                                                                (unaudited)
                                                              ---------------       ---------------
FROM OPERATIONS:
  Net investment loss                                         $    (8,997,007)      $   (22,921,321)
  Net realized losses from security
    transactions and foreign currency                            (453,104,541)       (1,129,943,990)
  Net change in unrealized depreciation on investments           (162,118,037)         (252,434,978)
                                                              ---------------       ---------------
  Net decrease in net assets from operations                     (624,219,585)       (1,405,300,289)
                                                              ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               --                    --
  From net realized gains                                                  --           (13,701,143)
  In excess of net realized gains                                          --                    --
                                                              ---------------       ---------------
  Decrease in net assets from distributions to shareholders                --           (13,701,143)
                                                              ---------------       ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                        59,340,775(B)        674,483,205
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                          --            13,385,838
  Payments for shares redeemed (A)                               (205,349,799)(B)      (849,768,278)
                                                              ---------------       ---------------
  Net decrease in net assets from capital
    share transactions                                           (146,009,024)         (161,899,235)
                                                              ---------------       ---------------

TOTAL DECREASE IN NET ASSETS                                     (770,228,609)       (1,580,900,667)

NET ASSETS:
Beginning of period                                             1,449,868,615         3,030,769,282
                                                              ---------------       ---------------
End of period                                                 $   679,640,006       $ 1,449,868,615
                                                              ===============       ===============

UNDISTRIBUTED NET INVESTMENT INCOME:                          $    (8,997,007)      $            --
                                                              ===============       ===============

CAPITAL SHARE ACTIVITY:
  Shares sold                                                       1,746,240(B)         11,804,972
  Shares issued in reinvestment of distributions
    to shareholders                                                        --               318,313
  Shares redeemed                                                  (6,584,710)(B)       (17,748,788)
                                                              ---------------       ---------------
  Net decrease in shares outstanding                               (4,838,470)           (5,625,503)
  Shares outstanding, beginning of period                          35,149,329            40,774,832
                                                              ---------------       ---------------
  Shares outstanding, end of period                                30,310,859            35,149,329
                                                              ===============       ===============

(A)  Net of redemption fees of $435,041 and $4,285,905, respectively.
(B)  See Note 5 of notes to financial statements.

                      see accompanying notes to financial statements

[LOGO] FIRSTHAND

                      For the Periods Ended June 30, 2002, and December 31, 2001

                                                             FIRSTHAND TECHNOLOGY LEADERS FUND
                                                             ---------------------------------
                                                                Six Months        Year
                                                                  Ended           Ended
                                                                 6/30/02         12/31/01
                                                               (unaudited)
                                                              -------------    -------------
FROM OPERATIONS:
  Net investment loss                                         $  (1,751,426)   $  (5,229,034)
  Net realized losses from security
    transactions and foreign currency                           (65,276,859)    (137,467,049)
  Net change in unrealized depreciation on investments           (7,805,106)     (85,118,190)
                                                              -------------    -------------
  Net decrease in net assets from operations                    (74,833,391)    (227,814,273)
                                                              -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             --               --
  From net realized gains                                                --               --
  In excess of net realized gains                                        --               --
                                                              -------------    -------------
  Decrease in net assets from distributions to shareholders              --               --
                                                              -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                      10,680,042      101,269,392
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Payments for shares redeemed (A)                              (35,755,854)    (149,404,004)
                                                              -------------    -------------
  Net decrease in net assets from capital
    share transactions                                          (25,075,812)     (48,134,612)
                                                              -------------    -------------

TOTAL DECREASE IN NET ASSETS                                    (99,909,203)    (275,948,885)

NET ASSETS:
  Beginning of period                                           241,282,468      517,231,353
                                                              -------------    -------------
  End of period                                               $ 141,373,265    $ 241,282,468
                                                              =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME:                          $  (1,751,426)   $          --
                                                              =============    =============

CAPITAL SHARE ACTIVITY:
  Shares sold                                                       595,634        4,009,906
  Shares issued in reinvestment of distributions
    to shareholders                                                      --               --
  Shares redeemed                                                (2,176,071)      (6,498,090)
                                                              -------------    -------------
  Net decrease in shares outstanding                             (1,580,437)      (2,488,184)
  Shares outstanding, beginning of period                        12,794,718       15,282,902
                                                              -------------    -------------
  Shares outstanding, end of period                              11,214,281       12,794,718
                                                              =============    =============

(A)  Net of redemption fees of $92,876 and $701,125, respectively.

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 41

                      For the Periods Ended June 30, 2002, and December 31, 2001

                                                           FIRSTHAND TECHNOLOGY INNOVATORS FUND
                                                           ------------------------------------
                                                               Six Months          Year
                                                                  Ended            Ended
                                                                 6/30/02         12/31/01
                                                               (unaudited)
                                                              -------------    -------------
FROM OPERATIONS:
  Net investment loss                                         $  (1,163,500)   $  (2,964,395)
  Net realized losses from security transactions
    and foreign currency                                        (44,318,250)    (172,637,566)
  Net change in unrealized
    appreciation (depreciation) on investments                  (46,516,972)      79,969,140
                                                              -------------    -------------
  Net decrease in net assets from operations                    (91,998,722)     (95,632,821)
                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             --               --
  From net realized gains                                                --               --
  In excess of net realized gains                                        --               --
                                                              -------------    -------------
  Decrease in net assets from distributions to shareholders              --               --
                                                              -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                      12,347,134       95,002,548
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Payments for shares redeemed (A)                              (44,273,669)     (94,865,293)
                                                              -------------    -------------
  Net increase (decrease) in net assets from capital
    share transactions                                          (31,926,535)         137,255
                                                              -------------    -------------

TOTAL DECREASE IN NET ASSETS                                   (123,925,257)     (95,495,566)

NET ASSETS:
  Beginning of period                                           204,942,962      300,438,528
                                                              -------------    -------------
  End of period                                               $  81,017,705    $ 204,942,962
                                                              =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME:                          $  (1,163,500)   $          --
                                                              =============    =============

CAPITAL SHARE ACTIVITY:
  Shares sold                                                       887,662        5,557,602
  Shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Shares redeemed                                                (3,874,295)      (6,048,361)
                                                              -------------    -------------
  Net decrease in shares outstanding                             (2,986,633)        (490,759)
  Shares outstanding, beginning of period                        12,498,331       12,989,090
                                                              -------------    -------------
  Shares outstanding, end of period                               9,511,698       12,498,331
                                                              =============    =============

(A)  Net of redemption fees of $179,691 and $300,262, respectively.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

                      For the Periods Ended June 30, 2002, and December 31, 2001

                                                              FIRSTHAND COMMUNICATIONS FUND
                                                              ------------------------------
                                                                Six Months         Year
                                                                  Ended            Ended
                                                                 6/30/02         12/31/01
                                                               (unaudited)
                                                              -------------    -------------
FROM OPERATIONS:
  Net investment loss                                         $    (377,979)   $    (729,367)
  Net realized losses from security transactions
    and foreign currency                                        (75,531,061)    (329,219,582)
  Net change in unrealized appreciation
    on investments                                               43,238,950      183,877,430
                                                              -------------    -------------
  Net decrease in net assets from operations                    (32,670,090)    (146,071,519)
                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             --               --
  From net realized gains                                                --               --
  In excess of net realized gains                                        --               --
                                                              -------------    -------------
  Decrease in net assets from distributions to shareholders              --               --
                                                              -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                       2,156,165       26,936,595
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Payments for shares redeemed (A)                               (7,174,688)     (70,248,756)
                                                              -------------    -------------
  Net decrease in net assets from capital
    share transactions                                           (5,018,523)     (43,312,161)
                                                              -------------    -------------

TOTAL DECREASE IN NET ASSETS                                    (37,688,613)    (189,383,680)

NET ASSETS:
  Beginning of period                                            71,775,317      261,158,997
                                                              -------------    -------------
  End of period                                               $  34,086,704    $  71,775,317
                                                              =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME:                          $    (377,979)   $          --
                                                              =============    =============

CAPITAL SHARE ACTIVITY:
  Shares sold                                                       851,543        5,022,163
  Shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Shares redeemed                                                (3,048,616)     (14,238,794)
                                                              -------------    -------------
 Net decrease in shares outstanding                              (2,197,073)      (9,216,631)
  Shares outstanding, beginning of period                        21,578,371       30,795,002
                                                              -------------    -------------
 Shares outstanding, end of period                               19,381,298       21,578,371
                                                              =============    =============

(A)  Net of redemption fees of $14,774 and $189,704, respectively.

                      see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 43

                      For the Periods Ended June 30, 2002, and December 31, 2001

                                                                 FIRSTHAND E-COMMERCE FUND
                                                              ------------------------------
                                                               Six Months          Year
                                                                  Ended            Ended
                                                                 6/30/02         12/31/01
                                                               (unaudited)
                                                              -------------    -------------
FROM OPERATIONS:
  Net investment loss                                         $    (686,110)   $  (1,283,323)
  Net realized losses from security transactions
    and foreign currency                                        (76,478,239)    (282,857,197)
  Net change in unrealized appreciation
    on investments                                               46,048,641      177,334,260
                                                              -------------    -------------
  Net decrease in net assets from operations                    (31,115,708)    (106,806,260)
                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             --               --
  From net realized gains                                                --               --
  In excess of net realized gains                                        --               --
                                                              -------------    -------------
  Decrease in net assets from distributions to shareholders              --               --
                                                              -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                       3,757,760       23,843,608
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Payments for shares redeemed (A)                               (9,779,694)     (34,124,525)
                                                              -------------    -------------
  Net decrease in net assets from capital
    share transactions                                           (6,021,934)     (10,280,917)
                                                              -------------    -------------

TOTAL DECREASE IN NET ASSETS                                    (37,137,642)    (117,087,177)

NET ASSETS:
  Beginning of period                                            99,459,121      216,546,298
                                                              -------------    -------------
  End of period                                               $  62,321,479    $  99,459,121
                                                              =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME:                          $    (686,110)   $          --
                                                              =============    =============

CAPITAL SHARE ACTIVITY:
  Shares sold                                                     1,296,008        6,484,045
  Shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Shares redeemed                                                (3,520,515)      (9,314,135)
                                                              -------------    -------------
  Net decrease in shares outstanding                             (2,224,507)      (2,830,090)
  Shares outstanding, beginning of period                        29,835,395       32,665,485
                                                              -------------    -------------
  Shares outstanding, end of period                              27,610,888       29,835,395
                                                              =============    =============

(A)  Net of redemption fees of $52,959 and $99,035, respectively.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

                      For the Periods Ended June 30, 2002, and December 31, 2001

                                                             FIRSTHAND GLOBAL TECHNOLOGY FUND
                                                             --------------------------------
                                                                Six Months         Year
                                                                  Ended            Ended
                                                                 6/30/02         12/31/01
                                                               (unaudited)
                                                              -------------    -------------
FROM OPERATIONS:
  Net investment loss                                         $    (369,054)   $    (703,923)
  Net realized losses from security transactions
    and foreign currency                                         (9,103,007)     (51,356,008)
  Net change in unrealized appreciation
    (depreciation) on investments                                (9,143,586)       1,053,685
                                                              -------------    -------------
  Net decrease in net assets from operations                    (18,615,647)     (51,006,246)
                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             --               --
  From net realized gains                                                --               --
  In excess of net realized gains                                        --               --
                                                              -------------    -------------
  Decrease in net assets from distributions to shareholders              --               --
                                                              -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                       3,015,664       21,391,878
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Payments for shares redeemed (A)                               (7,676,238)     (42,694,824)
                                                              -------------    -------------
  Net decrease in net assets from capital
    share transactions                                           (4,660,574)     (21,302,946)
                                                              -------------    -------------

TOTAL DECREASE IN NET ASSETS                                    (23,276,221)     (72,309,192)

NET ASSETS:
  Beginning of period                                            52,980,815      125,290,007
                                                              -------------    -------------
  End of period                                               $  29,704,594    $  52,980,815
                                                              =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME:                          $    (369,054)   $          --
                                                              =============    =============
CAPITAL SHARE ACTIVITY:
  Shares sold                                                       682,442        3,381,949
  Shares issued in reinvestment of
    distributions to shareholders                                        --               --
  Shares redeemed                                                (1,763,325)      (7,401,585)
                                                              -------------    -------------
  Net decrease in shares outstanding                             (1,080,883)      (4,019,636)
  Shares outstanding, beginning of period                        10,306,215       14,325,851
                                                              -------------    -------------
  Shares outstanding, end of period                               9,225,332       10,306,215
                                                              =============    =============

(A)  Net of redemption fees of $18,424 and $405,650, respectively.

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 45

Financial Highlights

                                               Firsthand Technology Value Fund*

                                        Selected Per Share Data and Ratios for a
                                        Share Outstanding Throughout Each Period

                                    Six Months       Year          Year          Year          Year        Year
                                      Ended          Ended         Ended         Ended         Ended       Ended
                                     6/30/02       12/31/01      12/31/00      12/31/99      12/31/98    12/31/97
                                   (unaudited)
                                    ---------      ---------     ---------     ---------     ---------   ---------
Net asset value at
  beginning of period               $   41.25      $   74.33     $   90.52     $   32.24     $   26.06   $   26.66
                                    ---------      ---------     ---------     ---------     ---------   ---------
Income from investment
operations:
  Net investment loss                   (0.27)         (0.65)        (1.14)        (0.35)        (0.59)      (0.26)
  Net realized and unrealized
    gains (losses) on investments      (18.57)        (32.16)        (7.29)        61.36          6.77        1.90
                                    ---------      ---------     ---------     ---------     ---------   ---------
Total from investment operations       (18.84)        (32.81)        (8.43)        61.01          6.18        1.64
                                    ---------      ---------     ---------     ---------     ---------   ---------
Less distributions:
  Dividends from net
    investment income                      --             --            --            --            --          --
  Distributions from net
    realized gains                         --          (0.38)        (7.86)        (2.71)           --       (1.80)
  Distributions in excess of
    net realized gains                     --             --            --         (0.02)           --       (0.44)
                                    ---------      ---------     ---------     ---------     ---------   ---------
  Total distributions                      --          (0.38)        (7.86)        (2.73)           --       (2.24)
                                    ---------      ---------     ---------     ---------     ---------   ---------
  Paid-in capital from redemption
    fees (Note 2)                        0.01           0.11          0.10            --            --          --
                                    ---------      ---------     ---------     ---------     ---------   ---------

Net asset value at end of period    $   22.42      $   41.25     $   74.33     $   90.52     $   32.24   $   26.06
                                    =========      =========     =========     =========     =========   =========

Total return                           (45.65%)(A)    (44.00%)       (9.97%)      190.40%        23.71%       6.46%
                                    =========      =========     =========     =========     =========   =========

Net assets at end of
  period (millions)                 $   679.6      $ 1,449.9     $ 3,030.8     $ 1,355.6     $   178.1   $   194.4
                                    =========      =========     =========     =========     =========   =========
Ratio of expenses to average
  net assets                             1.88%(B)       1.84%         1.83%         1.91%         1.95%       1.93%

Ratio of net investment loss
  to average net assets                 (1.66%)(B)     (1.20%)       (1.29%)       (1.27%)       (1.80%)     (1.43%)

Portfolio turnover rate                    23%            57%           59%           41%          126%        101%

(A)  Not annualized.
(B)  Annualized.
*    Investor Class Shares.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

Financial Highlights

                                               Firsthand Technology Leaders Fund

                                        Selected Per Share Data and Ratios for a
                                        Share Outstanding Throughout Each Period

                                  Six Months        Year        Year        Year        Year       Period
                                     Ended          Ended       Ended       Ended       Ended      Ended
                                    6/30/02        12/31/01    12/31/00    12/31/99    12/31/98  12/31/97(A)
                                  (unaudited)
                                  -----------      --------    --------    --------    --------  -----------

Net asset value at
  beginning of period               $ 18.86        $ 33.84     $ 44.68     $ 17.94     $ 10.07     $ 10.00
                                    -------        -------     -------     -------     -------     -------
Income from investment
operations:
  Net investment income (loss)        (0.16)         (0.41)      (0.67)      (0.17)      (0.09)       0.01
  Net realized and unrealized
    gains (losses) on investments     (6.10)        (14.62)     (10.19)      27.40        7.96        0.06
                                    -------        -------     -------     -------     -------     -------
Total from investment operations      (6.26)        (15.03)     (10.86)      27.23        7.87        0.07
                                    -------        -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment income                    --             --          --          --          --          --
  Distributions from net
    realized gains                       --             --       (0.01)      (0.49)         --          --
  Distributions in excess of
    net realized gains                   --             --          --          --          --          --
                                    -------        -------     -------     -------     -------     -------
Total distributions                      --             --       (0.01)      (0.49)         --          --
                                    -------        -------     -------     -------     -------     -------
Paid-in capital from redemption
  fees (Note 2)                        0.01           0.05        0.03          --          --          --
                                    -------        -------     -------     -------     -------     -------

Net asset value at end of period    $ 12.61        $ 18.86     $ 33.84     $ 44.68     $ 17.94     $ 10.07
                                    =======        =======     =======     =======     =======     =======

Total return                         (33.14%)(B)    (44.27%)    (24.23%)    152.58%      78.15%       0.70%(B)
                                    =======        =======     =======     =======     =======     =======
Net assets at end of
  period (millions)                 $ 141.4        $ 241.3     $ 517.2     $ 395.6     $  42.8     $   3.6
                                    =======        =======     =======     =======     =======     =======
Ratio of expenses to average
 net assets                            1.95%(C)       1.93%       1.90%       1.94%       1.94%       1.80%(C)

Ratio of net investment income
  (loss) to average net assets        (1.69%)(C)     (1.54%)     (1.44%)     (1.27%)     (1.03%)      1.77%(C)

Portfolio turnover rate                  25%            44%         35%         16%        105%          0%

(A) Represents the period from the commencement of operations (December 10, 1997) through December 31, 1997.
(B)  Not annualized.
(C)  Annualized.

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 47

Financial Highlights

                                            Firsthand Technology Innovators Fund

                                        Selected Per Share Data and Ratios for a
                                        Share Outstanding Throughout Each Period

                                                Six Months        Year        Year        Year       Period
                                                   Ended          Ended       Ended       Ended      Ended
                                                  6/30/02        12/31/01    12/31/00    12/31/99  12/31/98(A)
                                                (unaudited)
                                                -----------      --------    --------    --------  -----------
Net asset value at beginning of period            $ 16.40        $ 23.13     $ 49.36     $ 16.01     $ 10.00
                                                  -------        -------     -------     -------     -------
Income from investment operations:
  Net investment loss                               (0.12)         (0.24)      (0.85)      (0.06)      (0.01)
  Net realized and unrealized gains
    (losses) on investments                         (7.78)         (6.51)     (16.84)      33.98        6.02
                                                  -------        -------     -------     -------     -------
Total from investment operations                    (7.90)         (6.75)     (17.69)      33.92        6.01
                                                  -------        -------     -------     -------     -------
Less distributions:
  Dividends from net investment income                 --             --          --          --          --
  Distributions from net realized gains                --             --       (8.55)      (0.57)         --
  Distributions in excess of net realized gains        --             --          --          --          --
                                                  -------        -------     -------     -------     -------
Total distributions                                    --             --       (8.55)      (0.57)         --
                                                  -------        -------     -------     -------     -------
Paid-in capital from redemption fees (Note 2)        0.02           0.02        0.01          --          --
                                                  -------        -------     -------     -------     -------

Net asset value at end of period                  $  8.52        $ 16.40     $ 23.13     $ 49.36     $ 16.01
                                                  =======        =======     =======     =======     =======

Total return                                       (48.05%)(B)    (29.10%)    (37.94%)    212.34%      60.10%(B)
                                                  =======        =======     =======     =======     =======

Net assets at end of period (millions)            $  81.0        $ 204.9     $ 300.4     $ 603.9     $   6.5
                                                  =======        =======     =======     =======     =======

Ratio of expenses to average net assets              1.95%(C)       1.94%       1.90%       1.93%       1.92%(C)

Ratio of net investment loss
  to average net assets                             (1.62%)(C)     (1.43%)     (1.51%)     (0.59%)     (0.59%)(C)

Portfolio turnover rate                                27%            63%         89%         44%        188%

(A) Represents the period from the commencement of operations (May 20, 1998) through December 31, 1998.
(B)  Not annualized.
(C)  Annualized.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

Financial Highlights

                                                   Firsthand Communications Fund

                                        Selected Per Share Data and Ratios for a
                                        Share Outstanding Throughout Each Period

                                                  Six Months      Year        Year        Period
                                                    Ended         Ended       Ended       Ended
                                                   6/30/02       12/31/01    12/31/00   12/31/99(A)
                                                 (unaudited)
                                                 -----------     --------    --------   -----------
Net asset value at beginning of period             $  3.33        $  8.48     $ 14.65     $ 10.00
                                                   -------        -------     -------     -------
Income from investment operations:
  Net investment loss                                (0.02)         (0.03)      (0.25)      (0.00)(B)
  Net realized and unrealized gains
    (losses) on investments                          (1.55)         (5.13)      (5.87)       4.65
                                                   -------        -------     -------     -------
Total from investment operations                     (1.57)         (5.16)      (6.12)       4.65
                                                   -------        -------     -------     -------
Less distributions:
  Dividends from net investment income                  --             --          --          --
  Distributions from net realized gains                 --             --       (0.07)         --
  Distributions in excess of net
    realized gains                                      --             --          --          --
                                                   -------        -------     -------     -------
Total distributions                                     --             --       (0.07)         --
                                                   -------        -------     -------     -------
Paid-in capital from redemption
  fees (Note 2)                                       0.00(B)        0.01        0.02          --
                                                   -------        -------     -------     -------

Net asset value at end of period                   $  1.76        $  3.33     $  8.48     $ 14.65
                                                   =======        =======     =======     =======

Total return                                        (47.15%)(C)    (60.73%)    (41.68%)     46.50%(C)
                                                   =======        =======     =======     =======

Net assets at end of period (millions)             $  34.1        $  71.8     $ 261.2     $ 182.2
                                                   =======        =======     =======     =======

Ratio of expenses to average net assets               1.95%(D)       1.95%       1.91%       1.95%(D)

Ratio of net investment loss
  to average net assets                              (1.50%)(D)     (0.57%)     (1.43%)     (0.30%)(D)

Portfolio turnover rate                                 23%            64%         98%          0%

(A) Represents the period from the commencement of operations (September 30, 1999) through December 31, 1999.
(B)  Amount is less than $0.01.
(C)  Not annualized.
(D)  Annualized.

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 49

Financial Highlights

                                                       Firsthand e-Commerce Fund

                                        Selected Per Share Data and Ratios for a
                                        Share Outstanding Throughout Each Period

                                              Six Months      Year          Year          Period
                                                Ended         Ended         Ended         Ended
                                               6/30/02       12/31/01      12/31/00     12/31/99(A)
                                             (unaudited)
                                             -----------     --------      --------     -----------
Net asset value at beginning of period         $  3.33        $  6.63       $ 14.86       $ 10.00
                                               -------        -------       -------       -------
Income from investment operations:
  Net investment income (loss)                   (0.02)         (0.04)        (0.21)         0.00(B)
  Net realized and unrealized gains
    (losses) on investments                      (1.05)         (3.26)        (7.99)         4.86
                                               -------        -------       -------       -------
Total from investment operations                 (1.07)         (3.30)        (8.20)         4.86
                                               -------        -------       -------       -------
Less distributions:
  Dividends from net investment income              --             --         (0.00)(B)        --
  Distributions from net realized gains             --             --         (0.05)           --
  Distributions in excess of net
    realized gains                                  --             --            --            --
                                               -------        -------       -------       -------
Total distributions                                 --             --         (0.05)           --
                                               -------        -------       -------       -------
Paid-in capital from redemption
  fees (Note 2)                                   0.00(B)        0.00(B)       0.02            --
                                               -------        -------       -------       -------

Net asset value at end of period               $  2.26        $  3.33       $  6.63       $ 14.86
                                               =======        =======       =======       =======

Total return                                    (32.13%)(C)    (49.77%)      (55.08%)       48.60%(C)
                                               =======        =======       =======       =======

Net assets at end of period (millions)         $  62.3        $  99.5       $ 216.5       $ 298.7
                                               =======        =======       =======       =======

Ratio of expenses to average net assets           1.95%(D)       1.95%         1.92%         1.95%(D)

Ratio of net investment income (loss)
  to average net assets                          (1.69%)(D)     (1.13%)       (1.44%)        0.05%(D)

Portfolio turnover rate                             32%            67%           73%            0%

(A) Represents the period from the commencement of operations (September 30, 1999) through December 31, 1999.
(B)  Amount is less than $0.01.
(C)  Not annualized.
(D)  Annualized.

                 see accompanying notes to financial statements

[LOGO] FIRSTHAND

Financial Highlights

                                                Firsthand Global Technology Fund

                                        Selected Per Share Data and Ratios for a
                                        Share Outstanding Throughout Each Period

                                                       Six Months         Year       Period
                                                          Ended           Ended       Ended
                                                         6/30/02        12/31/01   12/31/00(A)
                                                       (unaudited)
                                                       -----------      --------   -----------
Net asset value at beginning of period                   $  5.14        $  8.75     $ 10.00
                                                         -------        -------     -------
Income from investment operations:
  Net investment income (loss)                             (0.04)         (0.07)       0.04
  Net realized and unrealized losses
    on investments                                         (1.88)         (3.57)      (1.28)
                                                         -------        -------     -------
Total from investment operations                           (1.92)         (3.64)      (1.24)
                                                         -------        -------     -------
Less distributions:
  Dividends from net investment income                        --             --       (0.03)
  Distributions from net realized gains                       --             --          --
  Distributions in excess of net realized gains               --             --          --
                                                         -------        -------     -------
Total distributions                                           --             --       (0.03)
                                                         -------        -------     -------
Paid-in capital from redemption fees (Note 2)               0.00(B)        0.03        0.02
                                                         -------        -------     -------

Net asset value at end of period                         $  3.22        $  5.14     $  8.75
                                                         =======        =======     =======

Total return                                              (37.35%)(C)    (41.26%)    (12.18%)(C)
                                                         =======        =======     =======

Net assets at end of period (millions)                   $  29.7        $  53.0     $ 125.3
                                                         =======        =======     =======

Ratio of expenses to average net assets                     1.95%(D)       1.95%       1.95%(D)

Ratio of net investment income (loss)
  to average net assets                                    (1.71%)(D)     (0.95%)      1.66%(D)

Portfolio turnover rate                                       19%            67%          0%

(A) Represents the period from the commencement of operations (September 29, 2000) through December 31, 2000.
(B)  Amount is less than $0.01.
(C)  Not annualized.
(D)  Annualized.

                 see accompanying notes to financial statements

                                                    2002 Semi-Annual Report | 51

Notes to Financial Statements
                                                       June 30, 2002 (unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand Communications Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund (the "Funds") is a non-diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 8, 1993. The inception date for each Fund (the date on which a net asset value was first determined for that Fund) is as follows:

          FUND                                    INCEPTION DATE
          ----                                    --------------
          Firsthand Technology Value Fund         May 20, 1994*
          Firsthand Technology Leaders Fund       December 10, 1997
          Firsthand Technology Innovators Fund    May 20, 1998
          Firsthand Communications Fund           September 30, 1999
          Firsthand e-Commerce Fund               September 30, 1999
          Firsthand Global Technology Fund        September 29, 2000

* Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Firsthand Technology Value Fund Advisor Class commenced operations on February 1, 2002. The other Funds currently offer one class of shares:
     Investor Class shares.

Each Fund's investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce "breakthrough" products in the fastest growing markets within the technology sector.

Firsthand Communications Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of communications companies that the Investment Adviser considers to be best positioned to benefit significantly from the growth of the worldwide demand for communications products and services.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

[LOGO] FIRSTHAND

                                                       June 30, 2002 (unaudited)

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- A Fund's portfolio of securities is valued as follows:

     1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

     2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

     3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

     4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation -- The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund's net asset value per share. The Investor Class shares of each Fund charge a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund's daily net asset value calculation.

Repurchase agreements -- Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase

                                                    2002 Semi-Annual Report | 53

                                                       June 30, 2002 (unaudited)

agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Loans of portfolio securities -- Each Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes a Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. government obligations, with the Funds' custodian in an amount equal to or greater than the market value of the loaned securities. Each Fund will limit loans of its portfolio securities to no more than 30% of its total assets.

As of June 30, 2002, Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand Communications Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund had securities on loan to brokers valued at $48,793,614, $40,067,059, $12,030,388,
$9,320,246,  $16,615,352,  and $ 8,181,950,  respectively.  For collateral, each
Fund received cash or U.S. Government securities valued at $55,333,196, $40,743,399, $12,286,422, $9,506,650, $16,947,659, and $8,339,500, respectively.

Foreign securities -- Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Distributions to shareholders -- Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions-- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

[LOGO] FIRSTHAND

                                                       June 30, 2002 (unaudited)

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Service Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2002.

                      FIRSTHAND         FIRSTHAND           FIRSTHAND                                               FIRSTHAND
                      TECHNOLOGY        TECHNOLOGY         TECHNOLOGY          FIRSTHAND          FIRSTHAND           GLOBAL
                        VALUE            LEADERS           INNOVATORS        COMMUNICATIONS      E-COMMERCE         TECHNOLOGY
                         FUND              FUND               FUND                FUND               FUND              FUND
                   ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
Gross unrealized
  appreciation     $            --    $     1,658,370    $     1,412,353    $     1,532,815    $            --    $     1,336,951
Gross unrealized
  depreciation      (1,416,535,816)      (148,668,553)      (134,245,158)       (55,259,716)       (33,976,803)       (27,794,044)
                   ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
Net unrealized
  depreciation     $(1,416,535,816)   $  (147,010,183)   $  (132,832,805)   $   (53,726,901)   $   (33,976,803)   $   (26,457,093)
                   ===============    ===============    ===============    ===============    ===============    ===============
Federal income
  tax cost         $ 2,084,718,957    $   284,883,244    $   212,825,480    $    86,860,093    $    94,903,366    $    56,104,910
                   ===============    ===============    ===============    ===============    ===============    ===============

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2001, Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand Communications Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund had capital loss carryforwards for federal income tax purposes of $1,084,265,108, $134,863,157, $195,444,987, $324,596,745,
$265,070,969, and $50,042,299, respectively, which expire on December 31, 2009. Firsthand Technology Leaders Fund had an additional capital loss carryforward of $7,699,026, which expires on December 31, 2008. Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology

                                                    2002 Semi-Annual Report | 55

                                                       June 30, 2002 (unaudited)

Innovators Fund, Firsthand Communications Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund realized net capital losses of $1,635,143, $26,071,182, $19,210,189, $11,751,102, $50,304,764, and $1,311,391,
respectively, during the period from November 1, 2001, through December 31, 2001, which are treated for federal income tax purposes as arising in the tax year ending December 31, 2002.

3. Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2002.

                           FIRSTHAND      FIRSTHAND       FIRSTHAND                                   FIRSTHAND
                           TECHNOLOGY     TECHNOLOGY     TECHNOLOGY     FIRSTHAND      FIRSTHAND        GLOBAL
                             VALUE         LEADERS       INNOVATORS   COMMUNICATIONS   E-COMMERCE     TECHNOLOGY
                              FUND           FUND           FUND           FUND           FUND           FUND
                          ------------   ------------   ------------   ------------   ------------   ------------
Purchase of
  investment securities   $249,715,862   $ 47,694,014   $ 36,988,108   $ 11,332,097   $ 24,198,185   $  7,814,609
                          ============   ============   ============   ============   ============   ============
Proceeds from sales
  and maturities of
  investment securities   $400,813,595   $ 62,712,685   $ 43,745,238   $ 17,570,962   $ 30,901,883   $  9,597,326
                          ============   ============   ============   ============   ============   ============

4. Investment Advisory and Administration Agreements

Certain trustees and officers of the Trust are also officers of the Investment Adviser, or State Street Bank and Trust Company ("State Street"), which is the sub-administrator, shareholder servicing and transfer agent, investment accounting agent, and custodian for the Trust.

INVESTMENT ADVISORY AGREEMENTS

Each Fund's investments are managed by the Investment Adviser pursuant to the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund's investment objectives, policies, and limitations. The Investment Adviser is responsible for
(i) compensation of any of the Fund's trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser's personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreements.

For the services it provides under the Advisory Agreements, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreements require the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

[LOGO] FIRSTHAND

                                                       June 30, 2002 (unaudited)

ADMINISTRATION AGREEMENT

The Trust has entered into separate Administration Agreements with the Investment Adviser. These agreements obligate the Investment Adviser to provide administrative and general supervisory services to each Fund (the "Administration Agreements").

Under the Administration Agreements, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreements. Under the Administration Agreements, the Investment Adviser has assumed responsibility for payment of all of each Fund's operating expenses excluding independent trustees' compensation, brokerage and commission expenses, fees payable under "Rule 12b-1 plans", if any, and shareholder servicing plans, if any, litigation costs, and any extraordinary and non-recurring expenses.

For the services it provides under the Administration Agreements, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Investment Adviser has entered into a Sub-Administration Agreement with State Street. Under this agreement, the Investment Adviser (not the Funds) pays to State Street the fees for the administrative services provided by State Street.

5. Capital Shares

Capital share transactions for Firsthand Technology Value Fund for the period ended June 30, 2002, are noted below:

                                                                  Investor Class                  Advisor Class
                                                          ------------------------------    --------------------------
                                                              Shares           Amount        Shares          Amount
                                                          -------------    -------------    ---------    -------------
Shares sold                                                   1,744,062    $  59,287,516    2,178.060    $      53,259
Shares issued in reinvestment of distributions
  to shareholders                                                    --               --           --               --
Shares redeemed                                              (6,582,982)    (205,306,923)   (1,728.537)        (42,876)
                                                          -------------    -------------    ---------    -------------
Net increase/(decrease) from capital share transactions      (4,838,920)   $(146,019,407)     449.523    $      10,383
                                                          =============    =============    =========    =============

6. Deferred Trustees Compensation Agreement

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

                                                    2002 Semi-Annual Report | 57

                                                       June 30, 2002 (unaudited)

Under the deferred trustees compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), each Fund will expense its pro rata share of those fees.

7. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended June 30, 2002, is noted below:

                                                   Share Activity
                                     -------------------------------------------                     Market
                                      Balance                           Balance      Realized         Value      Acquisition
Affiliate                            12/31/01   Purchases    Sales      6/30/02        Loss          6/30/02         Cost
---------                            --------   ---------    -----      -------        ----          -------         ----
FIRSTHAND TECHNOLOGY
VALUE FUND
ANADIGICS, Inc.                      1,761,700   394,900          --   2,156,600   $         --    $17,770,384   $ 35,657,209
Anaren Microwave, Inc.                 931,700   599,100          --   1,530,800             --     13,226,112     25,502,491
Concord Communications, Inc.         1,189,300        --          --   1,189,300             --     19,599,664     47,259,501
DMC Stratex Networks, Inc.           6,109,336        --   1,277,300   4,832,036    (34,170,403)     9,712,392     69,033,202
Globix Corp.                         2,257,700        --   2,257,700          --    (44,191,954)            --             --
Legato Systems, Inc.                 4,981,000        --          --   4,981,000             --     17,931,600    169,629,863
NETsilicon, Inc.*                      603,800        --     603,800          --             --             --             --
P-Com, Inc.                          8,651,500        --   8,651,500          --    (71,815,771)            --             --
Pervasive Software, Inc.             1,749,000        --   1,749,000          --     (1,769,600)            --             --
Spectrian Corp.                             --   737,400          --     737,400             --      7,646,838     10,097,571

FIRSTHAND TECHNOLOGY
INNOVATORS FUND
NETsilicon, Inc.*                      600,000        --     600,000          --             --             --             --

* NETsilicon, Inc. was acquired by Digi International, Inc. on February 14, 2002. For every share of NETsilicon, Inc., the Funds received 0.65 shares of Digi International, Inc. Each Fund currently owns less than 5% of the outstanding voting shares of Digi International, Inc., as of June 30, 2002.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. As of June 30, 2002, the Funds were invested in the following restricted securities:

[LOGO] FIRSTHAND

                                                       June 30, 2002 (unaudited)

                                                                                                                              % Net
Fund                         Security                  Acquisition Date        Shares          Cost            Value          Assets
----                         --------                  ----------------        ------          ----            -----          ------
Firsthand Technology
Value Fund
                        Caspian Networks, Inc.
                          Series AAA P/S               February 21, 2002      3,378,104     $ 3,378,104     $ 3,378,104        0.50%
                        Celox Networks, Inc.
                          Series C P/S                    April 17, 2001     13,812,153      14,999,998       2,500,000        0.37%
                        Global Locate, Inc.
                          Series A P/S                   October 5, 2001      4,411,403       3,762,927       3,762,927        0.55%
                        Global Locate, Inc.
                          Series A P/S                    March 28, 2002        169,232         144,355         144,355        0.02%
                        Radia Communications, Inc.
                          Series B P/S                  January 28, 2002      4,836,274       4,836,274       4,836,274        0.71%
                        Silicon Genesis Corp.
                          Series D P/S                    April 30, 2002      2,117,522       7,999,998       7,999,998        1.18%
                        Silicon Genesis Corp.
                          Series D P/S
                          (warrants)                      April 30, 2002         79,407              --             794        0.00%

Firsthand Technology
Innovators Fund
                        Centerpoint Broadband
                          Technologies, Inc.
                          Series D P/S                  October 24, 2000         27,092         292,052           8,851        0.00%
                        Cielo Communications, Inc.
                          Series C P/S                 November 16, 1999        571,428       1,999,998         200,000        0.25%
                        Cielo Communications, Inc.
                          Series C P/S                 December 22, 1999        271,429         950,002          95,000        0.12%
                        Clarisay, Inc.
                          Series B P/S                  January 24, 2001      2,861,519       2,618,290       1,824,190        2.25%
                        Innovian Corp.
                          Series C P/S                 February 23, 2001      1,500,000       3,000,000       3,000,000        3.70%
                        IP Unity, Inc.
                          Series C P/S                     July 27, 2001      1,117,957       2,012,323       1,811,090        2.24%
                        Luminous Networks, Inc.
                          Series D P/S                      May 31, 2001      1,522,719       3,183,701         568,583        0.70%
                        LuxN, Inc.
                          Series E P/S                 December 20, 2000        336,544       4,812,579         317,313        0.39%
                        Magma Design
                          Automation, Inc.                 July 31, 2001        223,495       1,946,641       3,379,244        4.17%
                        Maple Optical Systems, Inc.
                          Series C P/S                    August 9, 2001      2,110,488       3,376,781         550,837        0.68%
                        Micro Photonix Integration
                          Corp. - Series C P/S             June 21, 2000        348,360       2,199,998              --        0.00%
                        NuTool, Inc.
                          Series D P/S                  October 22, 2001        533,503       2,085,996       2,085,996        2.57%
                        Polaris Networks, Inc.
                          Series A P/S                 November 16, 2001        702,152         702,152         631,937        0.78%
                        Radia Communications, Inc.
                          Series B P/S                  January 28, 2002        663,726         663,726         663,726        0.82%
                        Silicon Genesis Corp.
                          Series C P/S                     March 8, 2001        466,670       3,248,023       2,310,016        2.85%

                                                    2002 Semi-Annual Report | 59

                                                       June 30, 2002 (unaudited)

(continued)
                                                                                                                              % Net
Fund                         Security                  Acquisition Date        Shares          Cost            Value          Assets
----                         --------                  ----------------        ------          ----            -----          ------
Firsthand
Communications Fund
                        Centerpoint Broadband
                          Technologies, Inc.
                          Series D P/S                  October 24, 2000         19,290     $   207,946     $     6,302        0.00%
                        Clarisay, Inc.
                          Series B P/S                  January 24, 2001      2,605,306       2,383,855       1,660,857        4.87%
                        Global Locate, Inc.
                          Series A P/S                   October 5, 2001      1,450,261       1,237,073       1,237,073        3.63%
                        IP Unity, Inc.
                          Series C P/S                     July 27, 2001      1,104,265       1,987,677       1,788,909        5.25%
                        Luminous Networks, Inc.
                          Series D P/S                      May 31, 2001        868,710       1,816,299         324,376        0.95%
                        LuxN, Inc. - Series E P/S      December 20, 2000        362,757       5,187,425         342,028        1.00%
                        Maple Optical Systems, Inc.
                          Series C P/S                    August 9, 2001      1,014,512       1,623,219         264,788        0.78%
                        Micro Photonix Integration
                          Corp. - Series C P/S             June 21, 2000        285,022       1,800,000              --        0.00%
                        Polaris Networks, Inc.
                          Series A P/S                 November 16, 2001        297,848         297,848         268,063        0.79%

P/S Preferred Stock.

At June 30, 2002, the Firsthand Technology Innovators Fund had a 273,495 share investment in Magma Design Automation, Inc., of which 223,495 shares are subject to restrictions on resale until July 30, 2002. The 223,495 share investment valued at $3,379,244 and representing 4.17% of the Fund's net assets was acquired at a cost of $1,946,641.

On April 30, 2002, Firsthand Technology Value Fund (TVF) purchased 1,323,451 shares of Silicon Genesis Corp. Series D at a cost of $4,999,998. As of June 30, 2002, TVF has made a commitment to purchase an additional share amount of 794,071 of Silicon Genesis Corp. Series D at a cost of $3,000,000. This commitment is reduced by the amount of funds invested by other investors in Silicon Genesis Corp. Series D after the initial closing date of April 30, 2002.

As of June 30, 2002, illiquid securities comprised more than 15% of the net assets of Firsthand Technology Innovators Fund and Firsthand Communications Fund due to market fluctuations and redemptions. Each Fund's investment restrictions prohibit a Fund from investing in an illiquid security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities.

8. Risks

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser's control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

[LOGO] FIRSTHAND

                                                       June 30, 2002 (unaudited)

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

9. Rule 12b-1 Plan

The Trust has a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") with respect to the Advisor Class shares of the Funds that was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, in consideration of the services to be provided and the expenses to be incurred by the Trust's distributor (the "Distributor") for any activities or expenses primarily intended to result in the sale of the Advisor Class shares of a Fund, the Fund shall pay to the Distributor a fee at the aggregate rate of 0.25% per year of the average daily net assets of the Advisor Class shares of the Funds. To date, only Firsthand Technology Value Fund offers Advisor Class shares.

10. Subsequent Events

On August 10, 2002, Firsthand Funds' Board of Trustees approved the merger of Firsthand Communications Fund into Firsthand Technology Value Fund. This merger is subject to approval by the shareholders of Firsthand Communications Fund. The Trust is in the process of preparing proxy materials, which will be mailed to shareholders shortly.





THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FIRSTHAND FUNDS. THIS REPORT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. FOR MORE INFORMATION REGARDING ANY OF THE FUNDS, INCLUDING CHARGES AND EXPENSES, VISIT OUR WEBSITE AT WWW.FIRSTHANDFUNDS.COM OR CALL 1.888.884.2675 FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                    2002 Semi-Annual Report | 61

[LOGO] FIRSTHAND


Firsthand Funds
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.firsthandfunds.com


Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113


Distributor
ALPS Distributors, Inc.
370 17th Street
Suite 3100
Denver, CO 80202


Transfer Agent
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675


[LOGO] FIRSTHAND